                                                       -------------------------
                                                             OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570
                                                       Expires: October 31, 2006
                                                       Estimated average burden
                                                       hours per response: 19.3
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08759
                                  ----------------------------------------------
         Laudus Variable Insurance Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
         3435 Stelzer Road, Columbus, Ohio 43219-8006
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)
         BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006
--------------------------------------------------------------------------------
                    (Name and address of agent for service)
Registrant's telephone number, including area code:  (614) 470-8000
                                                    ----------------------------

Date of fiscal year end:   December 31, 2004
                         -------------------

Date of reporting period:  December 31, 2004
                          ------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                Laudus Variable Insurance Trust Annual Report  1

Management's Discussion for the year ended December 31, 2004

MARKET REVIEW

The U.S. equity market, as measured by the S&P 500 Index, went through a difficult year, rallying in the second half to post a 46-month high on December 30th. The first two quarters showed little direction as the market swung up and down, but an uptrend emerged in early August that, except for mid-October, carried through to year-end. The Index rose 10.88% for the year, most of which came in the final two months. Small- and mid-cap stocks outperformed large-cap by a considerable margin, although all three cap sectors shared in the gains. Small-cap stocks experienced a particularly strong comeback; as of early August they were underperforming large-caps year-to-date.

Overall the year favored value stocks, but much of the value outperformance occurred between mid-June and mid-August. Through the balance of the year, small-caps experienced a modest growth trend, while large-cap value continued to mildly outperform. The Energy sector, in an environment of spiking crude oil prices, led the market for the year, followed by Utilities and Telecom stocks. Healthcare, Information Technology and Consumer Staples turned in the weakest performance, but all had modest gains for the year.

The late-year rally was sparked by easing crude oil prices and the speedy resolution of the U.S. presidential election, which in conjunction with continued positive corporate earnings, cleared away some uncertainties. Economic growth, while still positive, slowed as the year unfolded. Employment concerns were never fully resolved, but job growth during the second half of the year diminished concerns over the jobless recovery. Inflation remained tame, and the Federal Reserve finished the year having implemented five separate quarter-point increases in the Fed Funds target rate.

Management's Discussion continued

2  Laudus Variable Insurance Trust Annual Report

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND PERFORMANCE OVERVIEW

TOTAL RETURNS BELOW are for the year ended 12/31/04. For performance details see pages 3-4.

LAUDUS ROSENBERG VIT VALUE LONG/ SHORT EQUITY FUND(1)
----------------------------------------------------------------------
Class 2 shares                      90-Day Treasury Bills (T-bills)
3.63%                               1.43%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE PERFORMANCE INFORMATION DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OF LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 866.452.8387.
Total returns include change in share price and reinvestment of distributions. Total returns reflect the waiver of a portion of a Fund's advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
Total returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Investments in long/short funds are more volatile and risky than some other forms on investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.
The Fund may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is obligated to buy the security on a later date so it can return the security to the lender. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss is theoretically unlimited.
Since risk in the long/short funds relates specifically to the Manager's stock selection techniques and not to any systemic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systemic influences. 90-day T-bills are such an asset. The full faith and credit of the U.S. government back an investment in 90-day T-bills. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.
(1) Value-based investments are subject to the risk that the broad market may not recognize their value.

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND returned 3.63% in 2004. When we analyze performance for the Fund, we typically consider the risk characteristics and industry composition of the Fund's holdings, both long and short. In doing so we can determine which aspects of our processes are working well, and which ones are not. The Fund typically has a significant "value" bias, investing long in securities with attractive (i.e., low) valuation measures such as price/book and price/earnings, and selling short in the contrary "expensive" stocks with high price/book and price/earnings ratios.

In applying this style and industry analysis to the Fund in 2004, we find a mix of typical value and growth characteristics. On the value side, the market overall rewarded stocks with low price/book ratios quite well, while not rewarding either low price/earnings ratio or high yielding stocks. For growth signals, the market generally rewarded stocks with active trading profiles, slightly rewarded stocks showing near-term relative strength, and punished high Beta and highly leveraged stocks. From these various effects, the Fund's lower-than-market Price/Book and Leverage exposures helped performance, as did the Fund's higher-than-market Relative Strength, while the Fund's holding below-market Trading Activity stocks detracted. In sum, these style exposures added about 1.70% to the Fund's one-year return, before expenses as disclosed in this annual report.

Contributions from industries came from both the long and short positions of the Fund. The Fund's net long exposure to various oil-impacted industries (Oil & Coal Resources, Oil Services, Oil Distribution, and Land/ Water Transportation) added to performance, as did short positions in the Publishing, Broadcasting & Cinema and beleaguered Drugs & Pharmaceuticals industries. Being long in Insurance also added to performance, while the most significant detractor was the Fund's short holdings in REITs. Taken together, industry positions added about 1.00% to the Fund's one-year return, before expenses as disclosed in this annual report.

Finally, we can look at the effect of the individual stocks, either long or short, after accounting for those stocks' individual style and industry effects. These "stock-specific" elements added another 1.51% to performance, before expenses as disclosed in this annual report.

                                Laudus Variable Insurance Trust Annual Report  3

Performance and Fund Facts

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 12/31/04

PERFORMANCE OF A HYPOTHETICAL
$10,000 INVESTMENT IN CLASS 2 SHARES(1)                Class 2        90-day T-bills
------------------------------------------------------------------------------------
                                  5/1/03               10,000             10,000
                                12/31/03                9,640             10,062
                                12/31/04                9,990             10,206


AVERAGE ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

CLASS AND INCEPTION DATE                                            1 YEAR        SINCE INCEPTION
Class 2 Shares (5/1/03)                                              3.63%            -0.06%
90-day T-bills                                                       1.43%             1.24%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE PERFORMANCE INFORMATION DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 866.452.8387.

Investments in long/short funds are more volatile and risky than some other forms of investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of Funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

Since risk in the long/short funds relates specifically to the Manager's stock selection techniques and not to any systemic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systemic influences. 90-day T-bills are such an asset. The full faith and credit of the U.S. government back an investment in 90-day T-bills. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

(1) Total returns include change in share price and reinvestment of distributions. Total returns reflect the waiver of a portion of a Fund's advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Total returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

4  Laudus Variable Insurance Trust Annual Report

Performance and Fund Facts  continued

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 12/31/04

                                                     Class 2
FUND OVERVIEW(1)                                     Shares
-------------------------------------------------------------
Inception Date                                      5/1/03
Total Net Assets ($ X 1,000)                        $53,045
Cusip                                               51855U102
NAV                                                 $9.99
Expense Ratio(2)                                    3.14%
Expense Ratio(3)                                    1.99%

FUND CHARACTERISTICS(1)                 Long        Short
-----------------------------------------------------------
Number of Securities                      790          529
Median Market Capitalization           $2,241       $2,169
  ($ X 1,000,000)
Portfolio Turnover                      89.39%      104.04%
  (One year trailing)
Price to Earnings (P/E)                 19.27        69.72
Price to Book (P/B)                      2.08         3.03
Price to Cash Flow                      12.50        18.27
Beta                                     1.01         1.16
Return on Equity                        11.86%        4.39%
Five-Year Earnings Growth               15.87%        5.26%

TOP EQUITY HOLDINGS(1) % of Net Assets              Long
-------------------------------------------------------------
Marvell Technology Group Ltd.                        1.0%
PacifiCare Health Systems, Inc.                      0.9%
Autodesk, Inc.                                       0.9%
Humana, Inc.                                         0.8%
Toll Brothers, Inc.                                  0.7%
Republic Services, Inc.                              0.7%
A.G. Edwards, Inc.                                   0.7%
XM Satellite Radio Holdings, Inc., Class A           0.7%
Doral Financial Corp.                                0.7%
Nucor Corp.                                          0.7%
TOTAL                                                7.8%

TOP EQUITY HOLDINGS(1) % of Net Assets              Short
-------------------------------------------------------------
General Growth Properties, Inc.                     -0.9%
AmerisourceBergen Corp.                             -0.8%
Downey Financial Corp.                              -0.8%
El Paso Corp.                                       -0.7%
Ross Stores, Inc.                                   -0.7%
Sovereign Bancorp, Inc.                             -0.7%
Carmax, Inc.                                        -0.7%
Willis Group Holdings Ltd.                          -0.7%
E*TRADE Financial Corp.                             -0.7%
Investors Financial Services  Corp.                 -0.7%
TOTAL                                               -7.4%

PORTFOLIO COMPOSITION(1) % of Net Assets
------------------------------------------------------------
SECTOR WEIGHTINGS--LONG HOLDINGS
PIE GRAPH

CONSUMER                CONSUMER                                HEALTH                   INFORMATION
DISCRETIONARY           STAPLES       ENERGY     FINANCIALS      CARE      INDUSTRIALS   TECHNOLOGY    MATERIALS
-------------           --------      ------     ----------     ------     -----------   -----------   ---------
24.6                      4.20         3.00        18.40         9.50         16.70         11.10         6.80

TELECOMMUNICATIONS
    SERVICES            UTILITIES
------------------      ---------
      1.30                4.40

PORTFOLIO COMPOSITION(1) % of Net Assets
------------------------------------------------------------

SECTOR WEIGHTINGS--SHORT POSITIONS
PIE GRAPH

CONSUMER                CONSUMER                                HEALTH                   INFORMATION
DISCRETIONARY           STAPLES       ENERGY     FINANCIALS      CARE      INDUSTRIALS   TECHNOLOGY    MATERIALS
-------------           --------      ------     ----------     ------     -----------   -----------   ---------
18.7                      3.00         0.80        23.00        13.70         14.20         14.80         5.60

TELECOMMUNICATIONS
     SERVICES           UTILITIES
------------------      ---------
      1.20                 5.00

(1) Portfolio holdings are subject to change and may not represent current or future holdings.

(2) Reflects contractual limitations by Manager to waive its management fee and/or bear certain expenses. This amount includes dividend expense.

(3) Reflects contractual limitations by Manager to waive its management fee and/or bear certain expenses, excluding dividend expense.

                                Laudus Variable Insurance Trust Annual Report  5

Fund Expenses (Unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you may incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2004 and held through December 31, 2004.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's share class actual expense ratios and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. While this Fund does not currently have redemption fees, if it did and if such transactional costs were included, your costs would have been higher.

                                                                         BEGINNING          ENDING                EXPENSES
                                                    EXPENSE RATIO(1)   ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING PERIOD (2)
                                                      (Annualized)       at 7/1/04        at 12/31/04        7/1/04 - 12/31/04
---------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
Class 2 Shares                                              3.23%
  Actual Return                                                          $1,000.00         $1,013.20               $16.35
  Hypothetical 5% Return                                                 $1,000.00         $1,008.90               $16.31
---------------------------------------------------------------------------------------------------------------------------------

(1) Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

(2 )Expenses for each fund or share class are equal to that fund's or share class' annualized expense ratio, multiplied by the average account value for the hypothetical account over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

6  Laudus Variable Insurance Trust Annual Report

Financial Statements

Statement of Portfolio Investments

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND (A) as of 12/31/04

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK -- 90.1%
             AGRICULTURE, FOOD & BEVERAGE -- 1.6%
       300   Alico, Inc.*.....................  $    17,556
       600   Andersons, Inc. .................       15,300
       100   Cagle's, Inc., Class A*..........        1,290
     1,700   Cal-Maine Foods, Inc. ...........       20,553
     3,200   Corn Products International,
               Inc. ..........................      171,392
       100   Diedrich Coffee, Inc.*...........          591
       300   Hansen Natural Corp.*............       10,923
       800   J & J Snack Foods Corp. .........       39,224
     1,000   Lance, Inc. .....................       19,030
       900   National Beverage Corp. .........        7,488
       900   Omega Protein Corp.*.............        7,740
       761   Penford Corp. ...................       11,971
     1,500   Pepsi Bottling Group, Inc. ......       40,560
     7,900   PepsiAmericas, Inc. .............      167,796
     2,400   Ralcorp Holdings, Inc. ..........      100,632
       200   Seaboard Corp. ..................      199,600
       300   Seneca Foods Corp., Class B*.....        5,475
     1,100   Tasty Baking Co. ................        8,899
       900   Tyson Foods, Inc., Class A.......       16,560
                                                -----------
                                                    862,580
                                                -----------
             AIRLINES -- 0.5%
     1,000   Air Methods Corp.*...............        8,600
       800   AirNet Systems, Inc.*............        2,792
     3,400   Alaska Air Group, Inc.*..........      113,866
     2,200   MAIR Holdings, Inc.*.............       20,240
     4,400   Mesa Air Group, Inc.*............       34,936
     1,900   Offshore Logistics, Inc.*........       61,693
                                                -----------
                                                    242,127
                                                -----------
             AUTOS -- 0.8%
     5,400   Autoliv, Inc. ...................      260,820
     1,300   Oshkosh Truck Corp. .............       88,894
       300   R&B, Inc.*.......................        7,497
       600   Sypris Solutions, Inc. ..........        9,186
       200   TransPro, Inc.*..................        1,220
     3,600   TRW Automotive Holdings Corp.*...       74,520
                                                -----------
                                                    442,137
                                                -----------
             BANKS & CREDIT INSTITUTIONS -- 6.2%
     2,300   Accredited Home Lenders Holding
               Co.*...........................      114,264
       400   ACE Cash Express, Inc.*..........       11,864
       310   Advanta Corp., Class A...........        7,012
       500   Alliance Data Systems Corp.*.....       23,740
       636   AmericanWest Bancorp*............       12,879
       200   Bank of Hawaii Corp. ............       10,148
     2,500   BankUnited Financial Corp., Class
               A*.............................       79,875
     1,200   Banner Corp. ....................       37,428
       700   Berkshire Hills Bancorp, Inc. ...       26,005
       200   BNCCORP, Inc.*...................        3,320
       200   BOE Financial Services of
               Virginia, Inc. ................        5,900
       600   Camden National Corp. ...........       23,646
     1,000   Capitol Bancorp Ltd. ............       35,220

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, BANKS & CREDIT
               INSTITUTIONS continued
       400   Carver Bancorp, Inc. ............  $     8,000
       300   Chester Valley Bancorp, Inc. ....        6,583
       400   Citizens First Bancorp, Inc. ....        9,672
       200   Classic Bancshares, Inc. ........        8,928
     4,000   Commercial Federal Corp. ........      118,840
       200   Community Central Bank Corp. ....        2,646
       200   Community Financial Corp. .......        4,395
       500   Community West Bancshares........        6,675
       500   Cowlitz Bancorp*.................        5,570
     7,200   Doral Financial Corp. ...........      354,599
       800   Electronic Clearing House,
               Inc.*..........................        7,184
     1,100   Fidelity Southern Corp. .........       20,900
       400   Financial Institutions, Inc. ....        9,300
       200   First Bancorp of Indiana,
               Inc. ..........................        3,940
       100   First Citizens BancShares, Inc.,
               Class A........................       14,825
       100   First Defiance Financial
               Corp. .........................        2,847
       500   First Federal Bankshares,
               Inc. ..........................       11,385
       200   First Franklin Corp. ............        3,940
       300   First M&F Corp. .................       10,155
     1,900   First Marblehead Corp.*..........      106,875
       300   First Mariner Bancorp*...........        5,268
     2,000   First Place Financial Corp. .....       44,780
       300   First South Bancorp, Inc. .......        7,692
     1,700   FirstFed Financial Corp.*........       88,179
     5,700   Flagstar Bancorp, Inc. ..........      128,820
       150   Flushing Financial Corp. ........        3,009
       100   FMS Financial Corp. .............        2,113
       552   Gateway Financial Holdings,
               Inc. ..........................        8,860
       100   GS Financial Corp. ..............        1,800
       500   HF Financial Corp. ..............        9,125
       100   HMN Financial, Inc. .............        3,255
     7,487   Independence Community Bank
               Corp. .........................      318,795
       700   Intervest Bancshares Corp.*......       13,817
       600   ITLA Capital Corp.*..............       35,274
       300   Long Island Financial Corp. .....       11,700
        25   Macatawa Bank Corp. .............          807
       500   Matrix Bancorp, Inc.*............        6,255
       100   Medallion Financial Corp. .......          970
     6,600   Metris Cos., Inc.*...............       84,150
       200   MutualFirst Financial, Inc. .....        4,870
       500   National Mercantile Bancorp*.....        6,590
     4,030   NetBank, Inc. ...................       41,952
       100   New Hampshire Thrift Bancshares,
               Inc. ..........................        3,333
       200   Northeast Pennsylvania Financial
               Corp. .........................        4,524
     3,300   Ocwen Financial Corp.*...........       31,548
       100   Parkvale Financial Corp. ........        2,879
     1,200   PennFed Financial Services,
               Inc. ..........................       19,296
       400   Peoples Bancorp of North
               Carolina.......................        7,708
       900   Peoples Bancorp, Inc. ...........       24,687
       600   Peoples BancTrust Co., Inc. .....        9,987
       300   Pocahontas Bancorp, Inc. ........        4,668
     4,447   Provident Bankshares Corp. ......      161,737

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

                                Laudus Variable Insurance Trust Annual Report  7

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, BANKS & CREDIT
               INSTITUTIONS continued
       200   PSB Bancorp, Inc. ...............  $     2,814
     1,200   R & G Financial Corp., Class B...       46,656
     7,987   Republic Bancorp, Inc. ..........      122,043
     1,100   Republic Bancorp, Inc., Class
               A..............................       28,270
       330   Republic First Bancorp, Inc.*....        5,049
       300   Riverview Bancorp, Inc. .........        6,737
       273   Sierra Bancorp...................        6,241
       400   Simmons First National Corp.,
               Class A........................       11,580
     7,600   South Financial Group, Inc. .....      247,227
       500   State Bancorp, Inc. .............       13,750
     6,098   Sterling Bancshares, Inc. .......       87,018
     1,900   Sterling Financial Corp.*........       74,594
       200   Team Financial, Inc. ............        2,546
       400   Timberland Bancorp, Inc. ........        9,140
       200   Tower Financial Corp.*...........        2,977
       500   United Community Financial
               Corp. .........................        5,600
       100   United Financial Corp. ..........        2,426
       525   Unity Bancorp, Inc. .............        6,720
     9,486   W Holding Co., Inc. .............      217,609
       100   Wainwright Bank & Trust Co. .....        1,235
     3,200   Westcorp.........................      146,976
                                                -----------
                                                  3,254,216
                                                -----------
             BASIC MINERALS & METALS -- 2.9%
       200   Brush Engineered Materials,
               Inc.*..........................        3,700
     4,200   Commercial Metals Co. ...........      212,352
     1,100   Harsco Corp. ....................       61,314
       200   Insteel Industries, Inc.*........        3,612
       400   L.B. Foster Co., Class A*........        3,842
     5,600   Maverick Tube Corp.*.............      169,680
       700   Northwest Pipe Co.*..............       17,465
     2,800   NS Group, Inc.*..................       77,840
     6,600   Nucor Corp. .....................      345,444
     1,200   Olympic Steel, Inc.*.............       31,812
     4,700   Oregon Steel Mills, Inc.*........       95,363
       500   Phelps Dodge Corp. ..............       49,460
     3,700   Reliance Steel & Aluminum Co. ...      144,152
       900   Ryerson Tull, Inc. ..............       14,175
     1,500   Southern Peru Copper Corp. ......       70,815
     5,000   Steel Dynamics, Inc. ............      189,400
     1,225   Steel Technologies, Inc. ........       33,700
     1,000   Webco Industries, Inc.*..........       10,770
                                                -----------
                                                  1,534,896
                                                -----------
             BEER, LIQUOR & TOBACCO -- 0.9%
     2,600   Adolph Coors Co., Class B........      196,742
     2,400   Brown-Forman Corp., Class B......      116,832
     1,900   MGP Ingredients, Inc. ...........       16,416
     3,200   UST, Inc. .......................      153,952
                                                -----------
                                                    483,942
                                                -----------
             BIOTECHNOLOGY -- 0.0%
     2,300   Harvard Bioscience, Inc.*........       10,649
                                                -----------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK continued
             CELLULAR & WIRELESS -- 1.1%
     7,122   Nextel Partners, Inc., Class
               A*.............................  $   139,164
     4,100   Telephone & Data Systems,
               Inc. ..........................      315,494
     4,282   Western Wireless Corp., Class
               A*.............................      125,463
                                                -----------
                                                    580,121
                                                -----------
             CHEMICALS & RUBBER -- 1.9%
     3,500   A. Schulman, Inc. ...............       74,935
       300   American Pacific Corp.*..........        2,553
     3,100   Arch Chemicals, Inc. ............       89,218
       500   Bandag, Inc. ....................       24,905
       200   Cabot Corp. .....................        7,736
       900   Eastman Chemical Co. ............       51,957
     1,800   FMC Corp.*.......................       86,940
     3,900   Georgia Gulf Corp. ..............      194,220
     2,700   Great Lakes Chemical Corp. ......       76,923
     1,300   LESCO, Inc.*.....................       16,757
       300   LSB Industries, Inc.*............        2,382
     3,500   Rohm & Haas Co. .................      154,805
     2,000   RPM International, Inc. .........       39,320
     3,100   Sherwin-Williams Co. ............      138,353
     5,900   Terra Industries, Inc.*..........       52,392
                                                -----------
                                                  1,013,396
                                                -----------
             COMMERCIAL AIRCRAFT & COMPONENTS -- 0.0%
       500   Ducommun, Inc.*..................       10,425
       200   Sequa Corp., Class A*............       12,230
                                                -----------
                                                     22,655
                                                -----------
             COMMUNICATIONS UTILITIES -- 0.4%
       100   Atlantic Tele-Network, Inc. .....        3,250
       700   Audible, Inc.*...................       18,235
       300   CT Communications, Inc. .........        3,690
     1,800   D&E Communications, Inc. ........       21,690
    15,225   EarthLink, Inc.*.................      175,392
       200   Hector Communications Corp. .....        4,370
       100   Playboy Enterprises, Inc., Class
               A*.............................        1,163
                                                -----------
                                                    227,790
                                                -----------
             CONSTRUCTION & HOMEBUILDING -- 4.1%
     1,800   Beazer Homes USA, Inc. ..........      263,178
     4,100   Comfort Systems USA, Inc.*.......       31,488
     7,500   D.R. Horton, Inc. ...............      302,325
     3,000   Granite Construction, Inc. ......       79,800
       700   Insituform Technologies, Inc.,
               Class A*.......................       15,869
     1,200   KB HOME..........................      125,280
     3,000   M.D.C. Holdings, Inc. ...........      259,320
       900   M/I Homes, Inc. .................       49,599
       900   Meritage Corp.*..................      101,430
       400   Orleans Homebuilders, Inc.*......        7,940
     1,600   Pulte Homes, Inc. ...............      102,080
     6,000   Ryland Group, Inc. ..............      345,240
       800   Sterling Construction Co.,
               Inc.*..........................        4,152
     5,700   Toll Brothers, Inc.*.............      391,077

See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

8  Laudus Variable Insurance Trust Annual Report

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, CONSTRUCTION &
               HOMEBUILDING continued
     2,900   Willbros Group, Inc.*............  $    66,845
       700   William Lyon Homes, Inc.*........       49,168
                                                -----------
                                                  2,194,791
                                                -----------
             CONSTRUCTION MATERIALS -- 0.2%
       200   Devcon International Corp.*......        3,091
         4   Eagle Materials, Inc. ...........          345
        14   Eagle Materials, Inc., Class B...        1,180
     1,500   MDU Resources Group, Inc. .......       40,021
       500   Oil-Dri Corp. of America.........        9,105
     2,500   U.S. Concrete, Inc.*.............       19,175
       400   United States Lime & Minerals,
               Inc.*..........................        4,540
       600   Vulcan Materials Co. ............       32,766
                                                -----------
                                                    110,223
                                                -----------
             CONSUMER DURABLES -- 0.8%
       200   Boston Acoustics, Inc. ..........        2,770
     2,800   Brunswick Corp. .................      138,600
     1,900   Coachmen Industries, Inc. .......       32,984
       400   Harman International Industries,
               Inc. ..........................       50,800
     2,100   Polaris Industries, Inc. ........      142,842
     1,700   Spartan Motors, Inc. ............       20,281
     1,098   Universal Electronics, Inc.*.....       19,325
                                                -----------
                                                    407,602
                                                -----------
             DRUGS & PHARMACEUTICALS -- 1.3%
     5,400   Alpharma, Inc., Class A..........       91,530
       587   ArQule, Inc.*....................        3,399
     1,500   BioSource International, Inc.*...       10,350
     1,600   Bone Care International, Inc.*...       44,560
     5,300   Dade Behring Holdings, Inc.*.....      296,800
       800   E-Z-EM, Inc. ....................       11,680
     2,600   First Horizon Pharmaceutical
               Corp.*.........................       59,514
       536   Genencor International, Inc.*....        8,790
       700   Lifecore Biomedical, Inc.*.......        7,882
       300   Mannatech, Inc. .................        5,712
     1,300   Meridian Bioscience, Inc. .......       22,607
     1,600   Nature's Sunshine Products,
               Inc. ..........................       32,576
     3,300   Serologicals Corp.*..............       72,996
       300   United-Guardian, Inc. ...........        2,505
     3,700   Weider Nutrition International,
               Inc.*..........................       16,095
                                                -----------
                                                    686,996
                                                -----------
             ELECTRIC UTILITIES -- 2.7%
    10,200   Alliant Energy Corp. ............      291,720
     1,000   Central Vermont Public Service
               Corp. .........................       23,260
     3,800   Constellation Energy Group,
               Inc. ..........................      166,098
     7,000   El Paso Electric Co.*............      132,580
       500   Green Mountain Power Corp. ......       14,415
     8,000   Hawaiian Electric Industries,
               Inc. ..........................      233,200
     9,300   Northeast Utilities..............      175,305
     2,650   PNM Resources, Inc. .............       67,019

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, ELECTRIC UTILITIES continued
       200   UIL Holdings Corp. ..............  $    10,260
    10,700   Westar Energy, Inc. .............      244,709
     5,100   Xcel Energy, Inc. ...............       92,820
                                                -----------
                                                  1,451,386
                                                -----------
             FINANCIAL INVESTMENTS -- 1.2%
     8,700   American Capital Strategies
               Ltd. ..........................      290,145
       700   Cherokee, Inc. ..................       24,696
       600   Choice Hotels International,
               Inc. ..........................       34,800
     1,100   Electro Rent Corp. ..............       15,653
     1,400   ePlus, Inc.*.....................       16,534
     3,300   MCG Capital Corp. ...............       56,529
     4,000   Rent-Way, Inc.*..................       32,040
       200   Shenandoah Telecommunications
               Co. ...........................        5,990
     3,900   Universal Compression Holdings,
               Inc.*..........................      136,149
       200   Willis Lease Finance Corp.*......        1,560
                                                -----------
                                                    614,096
                                                -----------
             FOREST PRODUCTS & PAPER -- 1.3%
       500   Chesapeake Corp. ................       13,580
       500   CSS Industries, Inc. ............       15,880
       200   DSG International Ltd.*..........          970
     1,300   Glatfelter.......................       19,864
     1,600   Greif, Inc., Class A.............       89,600
     6,300   Louisiana-Pacific Corp. .........      168,462
       300   Lydall, Inc.*....................        3,558
       912   Packaging Dynamics Corp. ........       13,133
     1,900   Potlatch Corp. ..................       96,102
     2,500   Rock-Tenn Co., Class A...........       37,900
     1,600   Schweitzer-Mauduit International,
               Inc. ..........................       54,320
     1,200   Temple-Inland, Inc. .............       82,080
     1,700   Universal Forest Products,
               Inc. ..........................       73,780
                                                -----------
                                                    669,229
                                                -----------
             FURNITURE & HOUSEHOLD ITEMS -- 2.1%
       600   A.T. Cross Co., Class A*.........        2,970
       500   Acuity Brands, Inc. .............       15,900
       500   Aldila, Inc. ....................        7,745
       100   American Biltrite, Inc.*.........        1,140
       200   American Locker Group, Inc.*.....        2,950
       300   Atlantis Plastics, Inc., Class
               A*.............................        5,340
     1,200   Bassett Furniture Industries,
               Inc. ..........................       23,550
     3,200   Blyth, Inc. .....................       94,592
     2,166   Central Garden & Pet Co.*........       90,409
       400   Channell Commercial Corp.*.......        3,336
       900   Chromcraft Revington, Inc.*......       11,070
       300   Communications Systems, Inc. ....        3,603
     1,000   Cybex International, Inc.*.......        4,090
     1,700   GameTech International, Inc. ....        8,330
     3,000   Griffon Corp.*...................       81,000
     9,700   Jacuzzi Brands, Inc.*............       84,390
     3,500   JAKKS Pacific, Inc.*.............       77,385
       300   Juno Lighting, Inc. .............       12,600
     5,600   K2, Inc.*........................       88,928

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

                                Laudus Variable Insurance Trust Annual Report  9

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, FURNITURE & HOUSEHOLD
               ITEMS continued
       500   Kimball International, Inc.,
               Class B........................  $     7,405
     3,400   Kinetic Concepts, Inc.*..........      259,420
       600   Lamson & Sessions Co.*...........        5,460
       200   LSI Industries, Inc. ............        2,290
       600   Movado Group, Inc. ..............       11,190
     1,540   Myers Industries, Inc. ..........       19,712
       200   Patrick Industries, Inc.*........        2,028
     2,400   RC2 Corp.*.......................       78,240
     7,200   Steelcase, Inc., Class A.........       99,648
       700   Vermont Teddy Bear Co., Inc.*....        4,494
                                                -----------
                                                  1,109,215
                                                -----------
             GAS & OTHER PUBLIC UTILITIES -- 2.0%
       400   California Water Service Group...       15,060
       600   Chesapeake Utilities Corp. ......       16,020
     1,300   Duratek, Inc.*...................       32,383
       600   Laclede Group, Inc. .............       18,690
    11,200   NiSource, Inc. ..................      255,136
     7,600   ONEOK, Inc. .....................      215,992
       300   Questar Corp. ...................       15,288
    11,400   Republic Services, Inc. .........      382,356
       200   RGC Resources, Inc. .............        5,178
       400   SJW Corp. .......................       14,560
     1,300   South Jersey Industries, Inc. ...       68,328
       500   Waste Industries USA, Inc. ......        6,200
                                                -----------
                                                  1,045,191
                                                -----------
             GOVERNMENT AIRCRAFT & DEFENSE -- 0.7%
       700   Allied Defense Group, Inc.*......       15,575
     4,100   Armor Holdings, Inc.*............      192,782
     1,100   EDO Corp. .......................       34,925
     1,000   LaBarge, Inc.*...................       12,700
       250   Orbit International Corp.*.......        2,818
     1,700   Textron, Inc. ...................      125,460
                                                -----------
                                                    384,260
                                                -----------
             HEALTH CARE & HOSPITAL -- 3.1%
     1,600   Allied Healthcare International,
               Inc.*..........................        8,800
       600   Amedisys, Inc.*..................       19,434
       300   American Shared Hospital
               Services.......................        1,782
     3,650   DaVita, Inc.*....................      144,285
    15,000   Humana, Inc.*....................      445,350
     3,400   Kindred Healthcare, Inc.*........      101,830
     1,400   MedCath Corp.*...................       34,496
       800   MIM Corp.*.......................        5,080
     1,700   Option Care, Inc. ...............       29,223
     8,500   PacifiCare Health Systems,
               Inc.*..........................      480,420
       900   Pediatric Services of America,
               Inc.*..........................       11,484
     2,300   RehabCare Group, Inc.*...........       64,377
     8,700   Triad Hospitals, Inc.*...........      323,727
                                                -----------
                                                  1,670,288
                                                -----------
             INFORMATION & SERVICES -- 5.0%
       200   Almost Family, Inc.*.............        2,890
     1,100   Ambassadors Groups, Inc. ........       39,171

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, INFORMATION & SERVICES continued
       900   American Dental Partners,
               Inc.*..........................  $    17,064
     2,000   American Retirement Corp.*.......       23,580
       500   Angelica Corp. ..................       13,525
     3,600   Capital Senior Living Corp.*.....       20,376
     2,300   Carriage Services, Inc.*.........       11,362
       330   Cass Information Systems,
               Inc. ..........................       11,534
       400   CDI Corp. .......................        8,552
     5,800   Century Business Services,
               Inc.*..........................       25,288
       300   CheckFree Corp.*.................       11,424
     1,900   Cornell Cos., Inc.*..............       28,842
     4,300   Covance, Inc.*...................      166,625
     3,600   Discovery Partners
               International*.................       17,100
       500   Dun & Bradstreet Corp.*..........       29,825
       100   Exponent, Inc.*..................        2,749
       129   Forrester Research, Inc.*........        2,314
       600   G & K Services, Inc., Class A....       26,052
       800   Greg Manning Auctions, Inc.*.....        9,904
       482   Healthcare Services Group,
               Inc. ..........................       10,045
     2,500   Heidrick & Struggles
               International, Inc.*...........       85,675
       200   Horizon Health Corp.*............        5,576
       700   ICT Group, Inc.*.................        6,798
       700   Jones Lang LaSalle, Inc.*........       26,187
       400   Keith Companies, Inc.*...........        6,956
     1,600   Kelly Services, Inc., Class A....       48,288
     1,600   Kendle International, Inc.*......       14,080
     3,500   Kforce, Inc.*....................       38,850
     5,400   Korn/Ferry International*........      112,050
     6,000   Labor Ready, Inc.*...............      101,520
     5,300   Laureate Education, Inc.*........      233,676
       320   Layne Christensen Co.*...........        5,808
     2,400   MAXIMUS, Inc.*...................       74,688
     2,300   Metal Management, Inc. ..........       61,801
     1,100   Michael Baker Corp.*.............       21,560
       400   Monro Muffler Brake, Inc.*.......       10,120
    12,800   MPS Group, Inc.*.................      156,928
     1,200   Navigant Consulting, Inc.*.......       31,920
     1,200   Navigant International, Inc.*....       14,604
     3,700   NCO Group, Inc.*.................       95,645
       200   Nobel Learning Communities,
               Inc.*..........................        1,506
       300   Opinion Research Corp.*..........        2,007
     1,800   PAREXEL International Corp.*.....       36,540
     5,800   Pharmaceutical Product
               Development, Inc.*.............      239,481
     1,600   RCM Technologies, Inc.*..........        8,050
     2,800   Register.com, Inc.*..............       17,780
       100   Resources Connection, Inc.*......        5,431
     2,800   Schnitzer Steel Industries, Inc.,
               Class A........................       95,004
       600   Security National Financial
               Corp., Class A*................        1,986
     1,000   Spherion Corp.*..................        8,400
     1,200   StarTek, Inc. ...................       34,140
       800   Steiner Leisure Ltd.*............       23,904
     5,500   Stewart Enterprises, Inc., Class
               A*.............................       38,445
       300   Team, Inc.*......................        4,665

See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

10  Laudus Variable Insurance Trust Annual Report

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, INFORMATION & SERVICES continued
     5,300   TeleTech Holdings, Inc.*.........  $    51,357
     5,100   The Brink's Co. .................      201,552
     4,500   URS Corp.*.......................      144,450
       900   Vertrue, Inc.*...................       33,993
     2,800   West Corp.*......................       92,708
                                                -----------
                                                  2,672,351
                                                -----------
             INSTRUMENTS -- 4.0%
     1,100   Allied Healthcare Products,
               Inc.*..........................        7,205
       200   Atrion Corp. ....................        9,049
       600   Badger Meter, Inc. ..............       17,970
     4,900   Bausch & Lomb, Inc. .............      315,854
       600   Beckman Coulter, Inc. ...........       40,194
       700   Bio-Logic Systems Corp.*.........        6,370
       500   Bruker BioSciences Corp.*........        2,015
     4,600   Checkpoint Systems, Inc.*........       83,030
     1,800   CONMED Corp.*....................       51,156
     1,800   Datascope Corp. .................       71,442
     7,700   Edwards Lifesciences Corp.*......      317,702
       500   Enpath Medical, Inc.*............        5,400
       300   Escalon Medical Corp.*...........        2,589
     1,200   Esterline Technologies Corp.*....       39,180
       800   Frequency Electronics, Inc. .....       11,880
     1,000   Haemonetics Corp.*...............       36,210
     3,500   Invacare Corp. ..................      161,910
       300   K-Tron International, Inc.*......        7,982
       200   Kewaunee Scientific Corp. .......        1,820
       400   Mesa Laboratories, Inc. .........        5,102
       900   Misonix, Inc.*...................        5,859
     1,700   Molecular Devices Corp.*.........       34,170
     2,072   MTS Systems Corp. ...............       70,054
       300   New Brunswick Scientific Co.,
               Inc.*..........................        1,860
       500   O.I. Corp.*......................        4,940
     2,600   Oakley, Inc. ....................       33,150
     1,000   Ocular Sciences, Inc.*...........       49,010
       400   OSI Systems, Inc.*...............        9,084
       201   OYO Geospace Corp.*..............        3,765
     1,200   Perceptron, Inc.*................        8,760
     5,900   PerkinElmer, Inc. ...............      132,691
     4,400   Respironics, Inc.*...............      239,184
       400   Schmitt Industries, Inc.*........        2,816
     1,900   Sola International, Inc.*........       52,326
       400   Span-America Medical Systems,
               Inc. ..........................        4,992
     8,500   Thermo Electron Corp.*...........      256,615
       200   Vicon Industries, Inc.*..........          940
                                                -----------
                                                  2,104,276
                                                -----------
             INSURANCE -- 3.6%
       953   American National Insurance
               Co. ...........................       99,264
       700   American Safety Insurance
               Holdings Ltd.*.................       11,438
     1,600   AmerUs Group Co. ................       72,480
     4,100   Aon Corp. .......................       97,826
     4,200   Ceres Group, Inc.*...............       21,672
     2,415   Cincinnati Financial Corp. ......      106,888

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, INSURANCE continued
       700   Commerce Group, Inc. ............  $    42,728
       400   Crawford & Co., Class B..........        3,000
     1,900   Delphi Financial Group, Inc.,
               Class A........................       87,685
     3,100   Everest Re Group Ltd. ...........      277,637
       300   Great American Financial
               Resources, Inc. ...............        5,211
     6,100   HCC Insurance Holdings, Inc. ....      202,032
     5,201   Horace Mann Educators Corp. .....       99,235
     1,100   Meadowbrook Insurance Group,
               Inc.*..........................        5,489
     1,000   Midland Co. .....................       31,270
       300   NYMAGIC, Inc. ...................        7,590
     5,200   Ohio Casualty Corp.*.............      120,692
     3,800   Radian Group, Inc. ..............      202,312
       200   Reinsurance Group of America,
               Inc. ..........................        9,690
       300   RTW, Inc.*.......................        2,844
     1,200   Scottish Re Group Ltd. ..........       31,080
     2,200   Selective Insurance Group,
               Inc. ..........................       97,328
     2,500   StanCorp Financial Group,
               Inc. ..........................      206,250
       900   United American Healthcare
               Corp.*.........................        5,678
       800   United Fire & Casualty Co. ......       26,968
       500   W. R. Berkley Corp. .............       23,585
       300   Zenith National Insurance
               Corp. .........................       14,952
                                                -----------
                                                  1,912,824
                                                -----------
             IT HARDWARE -- 3.4%
     1,200   American Technical Ceramics
               Corp.*.........................       11,976
       600   Avocent Corp.*...................       24,312
       200   Bel Fuse, Inc., Class A..........        5,860
       800   Blonder Tongue Laboratories,
               Inc.*..........................        3,448
     1,900   Catalyst Semiconductor, Inc.*....       10,450
       800   Cobra Electronics Corp.*.........        6,488
       400   Cohu, Inc. ......................        7,424
    11,900   Crown Castle International
               Corp.*.........................      198,016
     3,200   Digi International, Inc.*........       55,008
       900   Diodes, Inc.*....................       20,367
     1,600   DuPont Photomasks, Inc.*.........       42,256
       800   EMS Technologies, Inc.*..........       13,296
     2,200   Globecomm Systems, Inc.*.........       13,992
     4,900   Harris Corp. ....................      302,771
     1,300   inTEST Corp.*....................        5,720
    15,600   Marvell Technology Group Ltd.*...      553,332
       200   Merrimac Industries, Inc.*.......        1,803
       700   Microsemi Corp.*.................       12,152
     1,500   Peak International Ltd.*.........        6,141
     4,800   Photronics, Inc.*................       79,200
     5,700   Plantronics, Inc. ...............      236,379
       400   Simclar, Inc.*...................        1,624
     1,800   Spectrum Control, Inc.*..........       13,068
       200   Staktek Holdings, Inc.*..........          928
     2,200   Stoneridge, Inc.*................       33,286
       500   Sunair Electronics, Inc.*........        8,255
     6,400   Symmetricom, Inc.*...............       62,144

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

                               Laudus Variable Insurance Trust Annual Report  11

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, IT HARDWARE continued
       400   Teledyne Technologies, Inc.*.....  $    11,772
       400   Telular Corp.*...................        3,404
       693   ViaSat, Inc.*....................       16,819
       600   Video Display Corp. .............        7,650
       100   Virage Logic Corp.*..............        1,857
       700   Woodhead Industries, Inc. .......       11,221
                                                -----------
                                                  1,782,419
                                                -----------
             LAND & WATER TRANSPORTATION -- 2.6%
     4,900   Alexander & Baldwin, Inc. .......      207,858
     1,100   Celadon Group, Inc.*.............       24,475
     4,100   CNF, Inc. .......................      205,410
     1,200   Covenant Transport, Inc., Class
               A*.............................       24,984
     2,800   EGL, Inc.*.......................       83,692
     3,600   General Maritime Corp. ..........      143,820
       100   Hub Group, Inc., Class A*........        5,222
     1,900   Overseas Shipholding Group,
               Inc. ..........................      104,880
       200   Providence & Worcester Railroad
               Co. ...........................        2,698
     3,600   Ryder Systems, Inc. .............      171,972
     2,300   SCS Transportation, Inc.*........       53,751
       800   Sea Containers Ltd., Class A.....       15,752
     5,900   Teekay Shipping Corp. ...........      248,449
       400   Transport Corp. of America,
               Inc.*..........................        3,360
       700   U.S. Xpress Enterprises, Inc.,
               Class A*.......................       20,510
       500   USA Truck, Inc.*.................        8,500
       800   Yellow Roadway Corp.*............       44,568
                                                -----------
                                                  1,369,901
                                                -----------
             METAL PRODUCTS & MACHINERY -- 3.2%
       200   Acme United Corp. ...............        3,140
       400   Allied Motion Technologies,
               Inc.*..........................        2,888
     7,800   American Standard Cos., Inc.*....      322,296
       600   Bonso Electronics International,
               Inc. ..........................        3,173
     1,200   Cascade Corp. ...................       47,940
     1,200   Circor International, Inc. ......       27,792
       400   Eastern Co. .....................        8,000
       300   EnPro Industries, Inc.*..........        8,871
     1,300   Evans & Sutherland Computer
               Corp.*.........................        9,061
       125   Federal Screw Works..............        4,144
       400   Flanders Corp.*..................        3,840
     2,000   Gardner Denver, Inc.*............       72,580
       500   Gehl Co.*........................       11,675
     2,700   Gerber Scientific, Inc.*.........       20,547
       400   Hawk Corp., Class A*.............        3,456
       600   International Aluminum Corp. ....       20,310
     3,800   Kennametal, Inc. ................      189,126
       300   Key Technology, Inc.*............        2,895
     5,000   Lennox International, Inc. ......      101,750
     3,400   MagneTek, Inc.*..................       23,460
       400   Met-Pro Corp. ...................        5,320
       400   Middleby Corp. ..................       20,288
     1,400   NCI Building Systems, Inc.*......       52,500
       100   P & F Industries, Inc.*..........        1,523

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, METAL PRODUCTS &
               MACHINERY continued
       600   Penn Engineering & Manufacturing
               Corp., Class A.................  $     9,000
       302   Powell Industries, Inc.*.........        5,584
       200   Q.E.P. Co., Inc.*................        2,986
       200   Rayovac Corp.*...................        6,112
     2,600   Regal-Beloit Corp. ..............       74,360
     1,300   Robbins & Myers, Inc. ...........       30,979
       900   RTI International Metals,
               Inc.*..........................       18,486
       300   SL Industries, Inc.*.............        4,245
     1,400   Standard Motor Products, Inc. ...       22,120
       800   Standex International Corp. .....       22,792
       200   Stanley Works....................        9,798
       900   Teleflex, Inc. ..................       46,746
     4,000   Terex Corp.*.....................      190,600
     3,300   Timken Co. ......................       85,866
     1,200   Toro Co. ........................       97,620
       400   Twin Disc, Inc. .................       10,220
       200   Water Pik Technologies, Inc.*....        3,546
     1,000   Woodward Governor Co. ...........       71,610
                                                -----------
                                                  1,679,245
                                                -----------
             MISCELLANEOUS FINANCE -- 1.4%
     8,300   A.G. Edwards, Inc. ..............      358,643
     2,400   Affiliated Managers Group,
               Inc.*..........................      162,576
     6,200   Raymond James Financial, Inc. ...      192,076
     1,200   Sanders Morris Harris Group,
               Inc. ..........................       21,372
       800   Stifel Financial Corp.*..........       16,760
       400   SWS Group, Inc. .................        8,768
                                                -----------
                                                    760,195
                                                -----------
             OIL & COAL RESOURCES -- 1.3%
     1,900   Cabot Oil & Gas Corp. ...........       84,075
       900   Carrizo Oil & Gas, Inc.*.........       10,170
     7,400   Chesapeake Energy Corp. .........      122,100
       400   Edge Petroleum Corp.*............        5,832
       900   Energy Partners Ltd.*............       18,243
       400   Houston Exploration Co.*.........       22,524
       600   KCS Energy, Inc.*................        8,868
     1,300   Magnum Hunter Resources, Inc.*...       16,770
     1,900   Meridian Resource Corp.*.........       11,495
     1,500   Peabody Energy Corp. ............      121,365
       300   Resource America, Inc., Class
               A..............................        9,750
       700   Spinnaker Exploration Co.*.......       24,549
     2,600   Ultra Petroleum Corp.*...........      125,138
     3,125   XTO Energy, Inc. ................      110,563
                                                -----------
                                                    691,442
                                                -----------
             OIL DISTRIBUTION -- 0.6%
     1,800   Ashland, Inc. ...................      105,084
     1,600   Frontier Oil Corp. ..............       42,656
     2,000   Sunoco, Inc. ....................      163,420
                                                -----------
                                                    311,160
                                                -----------
             OIL DRILLING & SERVICES -- 2.2%
       400   Atwood Oceanics, Inc.*...........       20,840
       300   Bolt Technology Corp.*...........        1,500

See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

12  Laudus Variable Insurance Trust Annual Report

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, OIL DRILLING &
               SERVICES continued
       600   Dawson Geophysical Co.*..........  $    13,110
    13,700   Grant Prideco, Inc.*.............      274,685
       300   Gulf Island Fabrication, Inc. ...        6,549
       500   Lufkin Industries, Inc. .........       19,954
     1,100   NATCO Group, Inc., Class A*......        9,680
    11,500   Newpark Resources, Inc.*.........       59,225
     1,500   Oceaneering International,
               Inc.*..........................       55,980
     2,700   Oil States International,
               Inc.*..........................       52,083
     7,300   Tidewater, Inc. .................      259,953
     1,600   Todco, Class A*..................       29,472
       100   Varco International, Inc.*.......        2,915
     4,400   Veritas DGC, Inc.*...............       98,604
       600   W-H Energy Services, Inc.*.......       13,416
     5,100   Weatherford International
               Ltd.*..........................      261,630
                                                -----------
                                                  1,179,596
                                                -----------
             PHOTOOPTICAL, MICROS & OFFICE MACHINERY --
               1.1%
       200   Delphax Technologies, Inc.*......          790
       200   Hauppauge Digital, Inc.*.........        1,226
       400   Interphase Corp.*................        3,368
     2,900   NCR Corp.*.......................      200,767
     1,000   PAR Technology Corp.*............       11,320
       800   Presstek, Inc.*..................        7,744
       900   Printronix, Inc.*................       16,119
     2,616   RadiSys Corp.*...................       51,143
     1,100   SafeNet, Inc.*...................       40,414
     2,200   SBS Technologies, Inc.*..........       30,712
     6,600   Storage Technology Corp.*........      208,626
       100   Wells-Gardner Electronics
               Corp.*.........................          609
                                                -----------
                                                    572,838
                                                -----------
             PUBLISHING, BROADCASTING & CINEMA -- 1.7%
     5,300   American Greetings Corp., Class
               A..............................      134,355
     1,700   Consolidated Graphics, Inc.*.....       78,030
     1,400   John H. Harland Co. .............       50,540
     3,000   Media General, Inc., Class A.....      194,430
       300   Outlook Group Corp. .............        2,373
     5,200   Regent Communications, Inc.*.....       27,560
     1,100   Schawk, Inc. ....................       19,998
     1,500   Thomas Nelson, Inc. .............       33,900
     2,000   World Wrestling Entertainment,
               Inc. ..........................       24,260
     9,500   XM Satellite Radio Holdings,
               Inc., Class A*.................      357,390
                                                -----------
                                                    922,836
                                                -----------
             REAL ESTATE DEVELOPMENT -- 0.2%
       500   Avatar Holdings, Inc.*...........       24,050
     2,900   Bluegreen Corp.*.................       57,507
       200   ILX Resorts, Inc. ...............        2,038
       200   J.W. Mays, Inc.*.................        2,857
                                                -----------
                                                     86,452
                                                -----------

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK continued
             REAL ESTATE INVESTMENT TRUSTS -- 4.3%
     4,000   American Home Mortgage Investment
               Corp. .........................  $   137,000
     2,200   Bedford Property Investors,
               Inc. ..........................       62,502
     2,500   Boykin Lodging Co.*..............       22,900
     6,700   Brandywine Realty Trust..........      196,913
     1,100   Capital Automotive REIT..........       39,078
     1,700   Commercial NET Lease Realty......       35,020
     1,500   Correctional Properties Trust....       43,320
       700   CRT Properties, Inc. ............       16,702
       600   Entertainment Properties Trust...       26,730
       200   Equity Inns, Inc. ...............        2,348
    13,200   Friedman, Billings, Ramsey Group,
               Inc., Class A..................      255,948
    20,700   HRPT Properties Trust............      265,581
     4,333   Investors Real Estate Trust......       45,453
     6,700   iStar Financial, Inc. ...........      303,242
       500   Kramont Realty Trust.............       11,700
     1,200   LTC Properties, Inc. ............       23,892
     1,200   Mission West Properties, Inc. ...       12,768
       400   National Health Realty, Inc. ....        8,004
     1,200   One Liberty Properties, Inc. ....       24,864
       700   Parkway Properties, Inc. ........       35,525
       700   Pennsylvania Real Estate
               Investment Trust...............       29,960
       300   Presidential Realty Corp., Class
               B..............................        2,940
     5,800   Reckson Associates Realty
               Corp. .........................      190,298
     4,400   SL Green Realty Corp. ...........      266,420
    10,100   Trizec Properties, Inc. .........      191,092
       400   Urstadt Biddle Properties, Class
               A..............................        6,820
     3,400   Winston Hotels, Inc. ............       40,154
                                                -----------
                                                  2,297,174
                                                -----------
             RESTAURANTS, HOTELS & THEATERS -- 2.5%
       300   Ark Restaurants Corp. ...........       11,760
     4,800   Aztar Corp.*.....................      167,616
     6,000   CBRL Group, Inc. ................      251,100
     1,400   Dave & Buster's, Inc.*...........       28,280
     2,200   Dover Motorsports, Inc. .........       12,606
     1,000   Famous Dave's of America,
               Inc.*..........................       12,711
       200   Frisch's Restaurants, Inc. ......        4,766
     3,900   Interstate Hotels & Resorts,
               Inc.*..........................       20,904
       300   J. Alexander's Corp.*............        2,220
     4,300   Jack in the Box, Inc.*...........      158,541
     3,200   Landry's Restaurants, Inc. ......       92,992
     2,300   Lone Star Steakhouse & Saloon,
               Inc. ..........................       64,400
     1,600   Luby's, Inc.*....................       12,000
     1,800   Marcus Corp. ....................       45,252
     3,800   Movie Gallery, Inc. .............       72,466
       400   Nathan's Famous, Inc.*...........        3,084
       700   Rubio's Restaurants, Inc.*.......        8,491
     5,000   Ryan's Restaurant Group, Inc.*...       77,100
       400   Sands Regent*....................        5,198

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

                               Laudus Variable Insurance Trust Annual Report  13

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, RESTAURANTS, HOTELS &
               THEATERS continued
     5,300   Station Casinos, Inc. ...........  $   289,804
       100   Total Entertainment Restaurant
               Corp.*.........................        1,192
       300   WestCoast Hospitality Corp.*.....        1,830
                                                -----------
                                                  1,344,313
                                                -----------
             RETAIL -- 7.3%
     6,900   Aeropostale, Inc.*...............      203,067
     6,700   American Eagle Outfitters,
               Inc. ..........................      315,570
       200   Blair Corp. .....................        7,132
     2,100   Books-A-Million, Inc. ...........       20,202
    10,100   Borders Group, Inc. .............      256,540
       300   Building Materials Holding
               Corp. .........................       11,487
     1,100   Cash America International,
               Inc. ..........................       32,703
     2,600   Cato Corp., Class A..............       74,932
    16,900   Charming Shoppes, Inc.*..........      158,353
       200   Claire's Stores, Inc. ...........        4,250
       600   Cost-U-Less, Inc.*...............        4,200
       100   Deb Shops, Inc. .................        2,504
     3,100   Dress Barn, Inc.*................       54,560
     1,200   EZCORP, Inc., Class A*...........       18,492
       500   Finlay Enterprises, Inc.*........        9,895
     2,000   Foot Locker, Inc. ...............       53,860
       600   GameStop Corp., Class A*.........       13,416
       800   Goody's Family Clothing, Inc. ...        7,312
     1,900   Gottschalks, Inc.*...............       16,891
     6,300   Guess?, Inc.*....................       79,065
     1,200   Hastings Entertainment, Inc.*....        9,936
     2,300   Haverty Furniture Cos., Inc. ....       42,550
     5,300   Insight Enterprises, Inc.*.......      108,756
     2,700   Jo-Ann Stores, Inc.*.............       74,358
       875   Jos. A. Bank Clothiers, Inc.*....       24,763
     1,000   Lithia Motors, Inc., Class A.....       26,820
     4,000   Longs Drug Stores Corp. .........      110,280
     3,900   Neiman Marcus Group, Inc., Class
               A..............................      279,006
    19,500   Office Depot, Inc.*..............      338,519
     3,200   Retail Ventures, Inc.*...........       22,720
       900   REX Stores Corp.*................       13,671
       100   Rock of Ages Corp. ..............          730
     4,000   Ruddick Corp. ...................       86,760
       700   Rush Enterprises, Inc., Class
               B*.............................       12,117
       100   S&K Famous Brands, Inc.*.........        1,631
     1,200   Shoe Carnival, Inc.*.............       15,600
     2,100   ShopKo Stores, Inc.*.............       39,228
     1,600   Smart & Final, Inc.*.............       23,024
       600   Sport Chalet, Inc.*..............        8,376
     2,700   Stage Store, Inc. ...............      112,104
     2,500   Stamps.com, Inc. ................       39,600
     3,100   Stein Mart, Inc.*................       52,886
     9,600   SUPERVALU, Inc. .................      331,392
       400   Systemax, Inc.*..................        2,936
     1,300   The Bon-Ton Stores, Inc. ........       20,475
     3,700   The Men's Wearhouse, Inc.*.......      118,252
    13,200   Toys "R" Us, Inc.*...............      270,204
     1,400   Trans World Entertainment
               Corp.*.........................       17,458

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, RETAIL continued
     2,200   Urban Outfitters, Inc.*..........  $    97,680
     1,200   Weis Markets, Inc. ..............       46,284
     3,600   Zale Corp.*......................      107,532
                                                -----------
                                                  3,800,079
                                                -----------
             SOAPS & COSMETICS -- 0.1%
       200   Estee Lauder Cos., Inc., Class
               A..............................        9,154
     1,400   Parlux Fragrances, Inc.*.........       31,472
                                                -----------
                                                     40,626
                                                -----------
             SOFTWARE -- 5.7%
    12,600   Activision, Inc.*................      254,268
     3,400   American Software, Inc., Class
               A..............................       20,502
       400   Ansoft Corp.*....................        8,080
     2,100   Applix, Inc.*....................       10,710
    12,600   Autodesk, Inc. ..................      478,169
     4,000   Borland Software Corp.*..........       46,720
     3,500   Cerner Corp.*....................      186,095
     4,600   CIBER, Inc.*.....................       44,344
     6,100   Cognizant Technology Solutions
               Corp., Class A*................      258,213
       300   Computer Sciences Corp.*.........       16,911
     1,600   Computer Task Group, Inc.*.......        8,960
       500   CSP, Inc.*.......................        5,195
       300   CyberSource Corp.*...............        2,145
     1,600   Edgewater Technology, Inc.*......        7,840
     4,600   First American Corp. ............      161,644
     1,200   First Consulting Group, Inc.*....        7,332
     1,800   HMS Holdings Corp.*..............       16,182
     2,800   infoUSA, Inc.*...................       31,332
     5,600   Internet Security Systems,
               Inc.*..........................      130,200
     2,200   Jupitermedia Corp.*..............       52,316
     2,300   Keynote Systems, Inc.*...........       32,016
       500   Manatron, Inc.*..................        4,205
       600   Moldflow Corp.*..................        9,540
     1,000   NetManage, Inc.*.................        6,450
     4,400   NetScout Systems, Inc.*..........       30,712
     2,100   Norstan, Inc.*...................       11,634
       200   NWH, Inc. .......................        2,794
       400   Omtool Ltd.*.....................        3,380
    17,472   Parametric Technology Corp.*.....      102,910
     3,600   Pegasus Solutions, Inc.*.........       45,360
     1,700   Pegasystems, Inc.*...............       14,501
    11,700   Perot Systems Corp., Class A*....      187,551
     3,396   Phoenix Technologies Ltd.*.......       28,051
     3,300   PLATO Learning, Inc.*............       24,585
     1,000   Radica Games Ltd. ...............        7,960
       100   RSA Security, Inc.*..............        2,006
     1,900   S1 Corp.*........................       17,214
     4,300   Sabre Holdings Corp., Class A....       95,288
     3,700   SeaChange International, Inc.*...       64,528
       700   SI International, Inc.*..........       21,532
     2,800   Source Interlink Cos., Inc.*.....       37,184
         2   SPSS, Inc.*......................           31
     2,000   State Auto Financial Corp. ......       51,700
     1,100   Superior Consultant Holdings
               Corp.*.........................        9,284

See the accompanying notes to the financial statements.

Financial Statements--Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

14  Laudus Variable Insurance Trust Annual Report

  SHARES                                           VALUE
-----------------------------------------------------------
             COMMON STOCK, SOFTWARE continued
     3,700   Sykes Enterprises, Inc.*.........  $    25,715
     1,100   TechTeam Global, Inc.*...........       11,187
       600   Tier Technologies, Inc., Class
               B*.............................        5,550
     1,000   Tripos, Inc.*....................        5,330
     5,500   Tyler Technologies, Inc.*........       45,980
       300   Ulticom, Inc*....................        4,809
     8,800   VeriSign, Inc. ..................      294,976
     3,800   Witness Systems, Inc.*...........       66,348
                                                -----------
                                                  3,017,469
                                                -----------
             TEXTILES & APPAREL -- 2.5%
     1,700   Ashworth, Inc.*..................       18,513
     2,800   Coach, Inc.*.....................      157,920
       800   Culp, Inc.*......................        5,424
     1,500   Cutter & Buck, Inc. .............       21,855
       400   Deckers Outdoor Corp.*...........       18,796
       400   Decorator Industries, Inc. ......        3,220
     2,900   DHB Industries, Inc.*............       55,216
       900   Haggar Corp. ....................       21,131
       300   Hallwood Group, Inc.*............       31,950
     1,300   Hartmarx Corp.*..................       10,101
     4,700   Jones Apparel Group, Inc. .......      171,879
       100   McRae Industries, Inc., Class
               A..............................        1,094
     3,400   Phillips-Van Heusen Corp. .......       91,800
     4,800   Polo Ralph Lauren Corp. .........      204,480
     1,100   Reebok International Ltd. .......       48,400
       400   Rocky Shoes & Boots, Inc.*.......       11,880
     1,500   Russell Corp. ...................       29,220
       300   Saucony, Inc., Class A...........        8,355
     2,800   Skechers U.S.A., Inc., Class
               A*.............................       36,288
     4,600   Stride Rite Corp. ...............       51,382
     2,700   Timberland Co., Class A*.........      169,209
    12,700   Tommy Hilfiger Corp.*............      143,256
       900   UniFirst Corp. ..................       25,452
                                                -----------
                                                  1,336,821
                                                -----------
             WHOLESALE -- 1.7%
     2,800   Agilysys, Inc. ..................       47,992
     6,400   Airgas, Inc. ....................      169,664
       100   All American Semiconductor,
               Inc.*..........................          592
       450   Applied Industrial Technologies,
               Inc. ..........................       12,330
       400   Aristotle Corp.*.................        2,808
     7,800   Arrow Electronics, Inc.*.........      189,540
     1,400   Aviall, Inc.*....................       32,158
       800   Avnet, Inc.*.....................       14,592
     1,500   Department 56, Inc.*.............       24,975

SHARES OR
PRINCIPAL                                          VALUE
-----------------------------------------------------------
             COMMON STOCK, WHOLESALE continued
     2,200   Enesco Group, Inc.*..............  $    17,776
     1,300   GTSI Corp.*......................       13,663
       900   Handleman Co. ...................       19,332
     4,500   Hughes Supply, Inc. .............      145,575
       800   Industrial Distribution Group,
               Inc.*..........................        6,640
     1,000   Insurance Auto Auctions, Inc.*...       22,420
       300   Lawson Products, Inc. ...........       15,129
     2,600   Navarre Corp.*...................       45,760
       100   Noland Co. ......................        4,600
     1,000   Pomeroy IT Solutions, Inc.*......       15,210
       600   Richardson Electronics Ltd. .....        6,366
     1,900   Spartan Stores, Inc.*............       12,635
       700   TESSCO Technologies, Inc.*.......        9,793
     1,100   Valley National Gases, Inc. .....       19,800
     1,900   Ventiv Health, Inc.*.............       38,608
       600   WESCO International, Inc.*.......       17,784
                                                -----------
                                                    905,742
                                                -----------
             TOTAL COMMON STOCK (COST
               $38,736,573)...................   47,805,545
                                                -----------
             REPURCHASE AGREEMENT -- 10.8%
$5,750,030   Bear Stearns dated 12/31/04, due
               1/3/05 at 1.50% with a maturity
               value of $5,750,749 (Fully
               collateralized by a US Treasury
               Note)..........................    5,750,030
                                                -----------
             TOTAL REPURCHASE AGREEMENT (COST
               $5,750,030)....................    5,750,030
                                                -----------
             TOTAL INVESTMENTS (COST
               $44,486,603) (B) -- 101.0%.....   53,555,575
             NET OTHER ASSETS
               (LIABILITIES) -- (1.0)%........     (510,222)
                                                -----------
             NET ASSETS -- 100.0%.............  $53,045,353
                                                ===========

---------------

*  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

(b) The aggregate cost for federal income tax purposes is $44,558,111 and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation....................  $9,189,299
    Unrealized depreciation....................    (191,835)
                                                 ----------
    Net unrealized appreciation................  $8,997,464
                                                 ==========

                         See the accompanying notes to the financial statements.

                               Laudus Variable Insurance Trust Annual Report  15

Financial Statements

Statement of Securities Sold Short

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND as of 12/31/04

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK -- 89.5%
            AGRICULTURE, FOOD & BEVERAGE -- 1.4%
    200     Bridgford Foods Corp. .............  $     1,800
    311     Coca-Cola Bottling Co. ............       17,746
 10,500     Coca-Cola Enterprises, Inc. .......      218,925
 23,500     Del Monte Foods Co.*...............      258,970
  5,200     Delta & Pine Land Co. .............      141,856
  3,500     Tootsie Roll Industries, Inc. .....      121,205
                                                 -----------
                                                     760,502
                                                 -----------
            AIRLINES -- 1.7%
 12,200     AirTran Holdings, Inc.*............      130,540
  5,300     America West Holdings Corp., Class
              B*...............................       34,874
 21,100     AMR Corp.*.........................      231,045
  8,900     Continental Airlines, Inc., Class
              B*...............................      120,506
  2,514     Frontier Airlines, Inc.*...........       28,685
 11,600     JetBlue Airways Corp.*.............      269,352
  9,900     Northwest Airlines Corp.*..........      108,207
                                                 -----------
                                                     923,209
                                                 -----------
            AUTOS -- 1.4%
  5,200     American Axle & Manufacturing
              Holdings, Inc. ..................      159,432
    800     Dana Corp. ........................       13,864
 21,400     Delphi Corp. ......................      193,028
  8,200     Gentex Corp. ......................      303,564
    960     Quantum Fuel Systems Technologies
              Worldwide, Inc.*.................        5,779
  1,700     Superior Industries International,
              Inc. ............................       49,385
                                                 -----------
                                                     725,052
                                                 -----------
            BANKS & CREDIT INSTITUTIONS -- 7.1%
 13,300     AmeriCredit Corp.*.................      325,185
  8,100     Astoria Financial Corp. ...........      323,757
  2,400     Capitol Federal Financial..........       86,400
  7,200     Downey Financial Corp. ............      410,400
 23,300     E*TRADE Financial Corp.*...........      348,335
  2,400     Education Lending Group, Inc.*.....       37,224
  2,873     Hudson City Bancorp, Inc. .........      105,784
  6,300     Hudson United Bancorp..............      248,094
  4,604     International Bancshares Corp. ....      181,306
  6,900     Investors Financial Services
              Corp. ...........................      344,862
 13,700     New York Community Bancorp, Inc. ..      281,809
  6,800     Old National Bancorp...............      175,848
    525     Park National Corp. ...............       71,138
 16,332     Sovereign Bancorp, Inc. ...........      368,287
    500     Student Loan Corp. ................       92,000
    400     The Banc Corp.*....................        3,296
 10,700     Valley National Bancorp............      295,855
    475     Westamerica Bancorp................       27,697
                                                 -----------
                                                   3,727,277
                                                 -----------
            BASIC MINERALS & METALS -- 1.5%
  2,100     American Superconductor Corp.*.....       31,269
  6,900     Apex Silver Mines Ltd.*............      118,542
  8,500     Freeport-McMoRan Copper & Gold,
              Inc., Class B....................      324,955

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, BASIC MINERALS & METALS continued
 16,300     Hecla Mining Co.*..................  $    95,029
 11,600     Meridian Gold, Inc.*...............      220,052
                                                 -----------
                                                     789,847
                                                 -----------
            BEER, LIQUOR & TOBACCO -- 0.4%
  6,000     DIMON, Inc. .......................       40,320
  1,200     Standard Commercial Corp. .........       23,352
  3,560     Universal Corp. ...................      170,310
                                                 -----------
                                                     233,982
                                                 -----------
            BIOTECHNOLOGY -- 1.9%
  2,500     Alexion Pharmaceuticals, Inc.*.....       63,000
    800     Avigen, Inc.*......................        2,608
  2,000     BioCryst Pharmaceuticals, Inc.*....       11,560
  6,300     Biomarin Pharmaceutical, Inc.*.....       40,257
  5,600     Cell Genesys, Inc.*................       45,360
    100     CYTOGEN Corp.*.....................        1,152
 13,848     Human Genome Sciences, Inc.*.......      166,453
  5,400     ICOS Corp.*........................      152,712
     69     Keryx Biopharmaceuticals, Inc.*....          798
  1,000     Kosan Biosciences, Inc.*...........        6,930
  3,700     Lexicon Genetics, Inc.*............       28,694
  3,300     Myriad Genetics, Inc.*.............       74,283
  2,700     Neurocrine Biosciences, Inc.*......      133,110
  1,000     Novavax, Inc.*.....................        3,250
  3,900     Onyx Pharmaceuticals, Inc.*........      126,321
    900     Progenics Pharmaceuticals, Inc.*...       15,444
  2,500     Sanagamo BioSciences, Inc.*........       15,000
  3,900     Seattle Genetics, Inc.*............       25,467
  5,200     Telik, Inc.*.......................       99,528
                                                 -----------
                                                   1,011,927
                                                 -----------
            CELLULAR & WIRELESS -- 0.0%
  1,600     Centennial Communications Corp.*...       12,688
  1,400     Triton PCS Holdings, Inc., Class
              A*...............................        4,788
                                                 -----------
                                                      17,476
                                                 -----------
            CHEMICALS & RUBBER -- 1.6%
  1,000     BioSphere Medical, Inc.*...........        3,890
  3,500     Cabot Microelectronics Corp.*......      140,175
 13,700     Goodyear Tire & Rubber Co.*........      200,842
  1,800     MacDermid, Inc. ...................       64,980
  2,200     North American Scientific, Inc.*...       11,858
  5,800     Valspar Corp. .....................      290,058
  2,600     WD-40 Co. .........................       73,866
  4,000     Wellman, Inc. .....................       42,760
                                                 -----------
                                                     828,429
                                                 -----------
            COMMUNICATIONS UTILITIES -- 1.4%
  1,956     Alaska Communications Systems
              Group, Inc. .....................       16,880
 10,200     American Tower Corp., Class A*.....      187,680
  9,300     Cincinnati Bell, Inc.*.............       38,595
  1,460     Commonwealth Telephone Enterprises,
              Inc.*............................       72,504
    600     EchoStar Communications Corp.,
              Class A..........................       19,944

See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

16  Laudus Variable Insurance Trust Annual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, COMMUNICATIONS UTILITIES continued
  9,500     Gemstar-TV Guide International,
              Inc.*............................  $    56,240
    100     HickoryTech Corp. .................        1,069
    300     IDT Corp.*.........................        4,404
 11,000     Level 3 Communications, Inc.*......       37,290
 16,800     Mediacom Communications Corp.*.....      105,000
  2,000     Net2Phone, Inc.*...................        6,800
  3,100     Time Warner Telecom, Inc., Class
              A*...............................       13,516
 19,200     UnitedGlobalCom, Inc., Class A*....      185,472
                                                 -----------
                                                     745,394
                                                 -----------
            CONSTRUCTION & HOMEBUILDING -- 0.4%
  1,900     EMCOR Group, Inc.*.................       85,842
  3,400     MasTec, Inc.*......................       34,374
    800     Modtech Holdings, Inc.*............        6,296
  1,700     Palm Harbor Homes, Inc.*...........       28,696
  9,100     Quanta Services, Inc.*.............       72,800
                                                 -----------
                                                     228,008
                                                 -----------
            CONSTRUCTION MATERIALS -- 0.0%
  1,200     Apogee Enterprises, Inc. ..........       16,092
    600     Nanophase Technologies Corp.*......        5,324
                                                 -----------
                                                      21,416
                                                 -----------
            CONSUMER DURABLES -- 0.7%
 10,600     Maytag Corp. ......................      223,660
  2,000     Whirlpool Corp. ...................      138,420
                                                 -----------
                                                     362,080
                                                 -----------
            DRUGS & PHARMACEUTICALS -- 4.7%
  2,100     Able Laboratories, Inc.*...........       47,775
  1,100     Adolor Corp.*......................       10,912
  6,000     Alkermes, Inc.*....................       84,540
 11,300     Amylin Pharmaceuticals, Inc.*......      263,968
  5,300     AtheroGenics, Inc.*................      124,868
    100     Bentley Pharmaceuticals, Inc.*.....        1,075
  3,200     Bioenvision, Inc.*.................       28,672
    350     Cellegy Pharmaceuticals, Inc.*.....        1,004
  4,000     Cubist Pharmaceuticals, Inc.*......       47,320
  5,624     CuraGen Corp.*.....................       40,268
  4,500     CV Therapeutics, Inc.*.............      103,500
  7,900     Dendreon Corp.*....................       85,162
  1,100     DepoMed, Inc.*.....................        5,940
  6,700     Discovery Laboratories, Inc.*......       53,131
  1,955     DOV Pharmaceutical, Inc.*..........       35,288
  1,000     Emisphere Technologies, Inc.*......        4,050
  3,800     Enzo Biochem, Inc.*................       73,986
  1,804     Epix Pharmaceuticals, Inc.*........       32,310
  1,400     Guilford Pharmaceuticals, Inc.*....        6,930
  5,450     ImmunoGen, Inc.*...................       48,178
  2,100     Immunomedics, Inc.*................        6,384
  5,800     Indevus Pharmaceuticals, Inc.*.....       34,568
  2,178     InKine Pharmaceutical Company,
              Inc.*............................       11,827
  5,500     Inspire Pharmaceuticals, Inc.*.....       92,235
  6,300     Isis Pharmaceuticals, Inc.*........       37,170

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, DRUGS & PHARMACEUTICALS continued
  2,200     Kos Pharmaceuticals, Inc.*.........  $    82,808
  4,900     Medicis Pharmaceutical Corp., Class
              A................................      172,039
  2,600     Neose Technologies, Inc.*..........       17,472
  4,900     NPS Pharmaceuticals, Inc.*.........       89,572
    800     OXiGENE, Inc.*.....................        4,400
  5,100     Pain Therapeutics, Inc.*...........       36,771
  2,800     Par Pharmaceutical Cos., Inc.*.....      115,864
  2,100     Penwest Pharmaceuticals Co.*.......       25,116
  2,800     Pharmacyclics, Inc.*...............       29,316
  3,800     Protein Design Labs, Inc.*.........       78,508
  1,300     Santarus, Inc.*....................       11,778
  3,009     SciClone Pharmaceuticals, Inc.*....       11,133
  4,800     Sepracor, Inc.*....................      284,975
  3,100     Tanox, Inc.*.......................       47,120
  4,200     Transkaryotic Therapies, Inc.*.....      106,638
    200     United Therapeutics Corp.*.........        9,030
  2,600     Vertex Pharmaceuticals, Inc.*......       27,482
  2,000     Vical, Inc.*.......................        9,400
  4,000     XOMA Ltd.*.........................       10,360
  2,500     ZymoGenetics, Inc.*................       57,500
                                                 -----------
                                                   2,508,343
                                                 -----------
            ELECTRIC UTILITIES -- 3.3%
 15,400     Allegheny Energy, Inc.*............      303,534
 23,600     CenterPoint Energy, Inc. ..........      266,680
 12,300     DPL, Inc. .........................      308,853
  8,900     Great Plains Energy, Inc. .........      269,492
  1,967     Otter Tail Corp. ..................       50,218
  4,500     Puget Energy, Inc. ................      111,150
 14,200     Sierra Pacific Resources*..........      149,100
 18,700     TECO Energy, Inc. .................      286,858
                                                 -----------
                                                   1,745,885
                                                 -----------
            FINANCIAL INVESTMENTS -- 1.2%
  9,100     CapitalSource, Inc.*...............      233,597
  7,450     InterDigital Communications
              Corp.*...........................      164,645
  1,900     Macrovision Corp.*.................       48,868
    800     Marlin Business Services, Inc.*....       15,200
  8,300     Marvel Enterprises, Inc.*..........      169,984
    100     SRS Labs, Inc.*....................          625
                                                 -----------
                                                     632,919
                                                 -----------
            FOREST PRODUCTS & PAPER -- 2.1%
  5,500     Avery Dennison Corp. ..............      329,835
  5,500     Bowater, Inc. .....................      241,835
 10,000     Graphic Packaging Corp.*...........       72,000
  3,000     Plum Creek Timber Co. .............      115,320
  6,200     Sealed Air Corp.*..................      330,274
                                                 -----------
                                                   1,089,264
                                                 -----------
            FURNITURE & HOUSEHOLD ITEMS -- 1.4%
  9,700     Herman Miller, Inc. ...............      268,011
    800     Leapfrog Enterprises, Inc.*........       10,880
  1,300     Libbey, Inc. ......................       28,873
  7,600     Mattel, Inc. ......................      148,124
  2,400     Rogers Corp.*......................      103,440

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

                               Laudus Variable Insurance Trust Annual Report  17

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, FURNITURE & HOUSEHOLD
              ITEMS continued
  1,000     Russ Berrie & Co., Inc. ...........  $    22,840
  4,900     Select Comfort Corp.*..............       87,906
  2,600     Tempur-Pedic International,
              Inc.*............................       55,120
    400     Virco Manufacturing Corp.*.........        3,004
                                                 -----------
                                                     728,198
                                                 -----------
            GAS & OTHER PUBLIC UTILITIES -- 1.6%
  8,500     Aqua America, Inc. ................      209,015
    500     Clean Harbors, Inc.*...............        7,540
 36,600     El Paso Corp. .....................      380,640
    100     Kinder Morgan, Inc. ...............        7,313
  5,500     Stericycle, Inc.*..................      252,725
    300     Waste Connections, Inc.*...........       10,275
                                                 -----------
                                                     867,508
                                                 -----------
            GOVERNMENT AIRCRAFT & DEFENSE -- 0.9%
  4,000     Alliant Techsystems, Inc.*.........      261,520
  2,586     Garmin Ltd. .......................      157,332
    300     I D Systems, Inc.*.................        5,598
  2,957     Kaman Corp., Class A...............       37,406
  1,800     KVH Industries, Inc.*..............       17,640
  2,440     Sturm, Ruger & Co., Inc. ..........       22,033
                                                 -----------
                                                     501,529
                                                 -----------
            HEALTH CARE & HOSPITAL -- 1.5%
  4,200     Array BioPharma, Inc.*.............       39,984
    300     Bio-Reference Labs, Inc.*..........        5,220
  2,235     LabOne, Inc.*......................       71,609
  5,824     Lincare Holdings, Inc.*............      248,394
  6,000     OCA, Inc.*.........................       38,100
  4,800     Odyssey Healthcare, Inc.*..........       65,664
 11,000     Select Medical Corp. ..............      193,600
  1,100     Specialty Laboratories, Inc.*......       12,144
 10,900     Tenet Healthcare Corp.*............      119,682
     30     United Surgical Partners
              International, Inc.*.............        1,251
  1,500     VistaCare, Inc., Class A*..........       24,945
                                                 -----------
                                                     820,593
                                                 -----------
            INFORMATION & SERVICES -- 4.6%
  2,700     Administaff, Inc.*.................       34,047
  4,200     Arbitron, Inc.*....................      164,556
 16,600     Ceridian Corp.*....................      303,447
  4,700     Certegy, Inc. .....................      166,991
  2,200     Clark, Inc.*.......................       34,144
    800     Concorde Career Colleges, Inc.*....       16,240
  4,000     Corinthian Colleges, Inc.*.........       75,380
  1,700     Corrections Corp. of America*......       68,765
  3,500     deCODE genetics, Inc.*.............       27,335
  7,600     DeVry, Inc.*.......................      131,936
  7,509     Education Management Corp.*........      247,872
    700     Exact Sciences Corp.*..............        2,674
  8,100     Exelixis, Inc.*....................       76,950
    900     FTI Consulting, Inc.*..............       18,963
  2,200     Hewitt Associates, Inc. ...........       70,422
     20     Intersections, Inc.*...............          345

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, INFORMATION & SERVICES continued
  1,500     iPayment Holdings, Inc.*...........  $    74,280
    150     Iron Mountain, Inc.*...............        4,574
  1,100     Learning Tree International,
              Inc.*............................       14,740
  3,400     Maxygen, Inc.*.....................       43,486
    300     Medical Staffing Network Holdings,
              Inc.*............................        2,457
  1,000     MTC Technologies, Inc.*............       33,570
  1,900     NetRatings, Inc.*..................       36,423
  6,018     PRG-Schultz International, Inc.*...       30,271
  2,347     Princeton Review, Inc.*............       14,434
  4,900     Regeneron Pharmaceuticals, Inc.*...       45,129
  6,500     Sotheby's Holdings, Inc., Class
              A*...............................      118,040
  1,700     Strayer Education, Inc. ...........      186,643
  4,600     Syntroleum Corp.*..................       36,938
  2,500     The Advisory Board Co.*............       92,200
  1,200     Total System Services, Inc. .......       29,160
  2,000     Universal Technical Institute,
              Inc.*............................       76,240
  3,700     Weight Watchers International,
              Inc.*............................      151,959
                                                 -----------
                                                   2,430,611
                                                 -----------
            INSTRUMENTS -- 3.8%
  2,446     Abaxis, Inc.*......................       35,443
 14,000     Applera Corp. .....................      292,739
  5,900     Cepheid, Inc.*.....................       58,646
  2,100     Cholestech Corp.*..................       17,096
  2,200     Ciphergen Biosystems, Inc.*........        9,460
    900     Closure Medical Corp.*.............       17,550
  3,100     Conceptus, Inc.*...................       25,157
  1,300     Cyberonics, Inc.*..................       26,936
    300     Daxor Corp.*.......................        6,846
  3,600     FEI Co.*...........................       75,600
  3,800     FormFactor, Inc.*..................      103,132
  2,700     I-Flow Corp.*......................       49,221
  4,559     IDEXX Laboratories, Inc.*..........      248,876
  4,100     Illumina, Inc.*....................       38,868
  4,500     INAMED Corp.*......................      284,625
  1,700     Input/Output, Inc.*................       15,028
  4,252     Ixia*..............................       71,476
  4,876     Kyphon, Inc.*......................      125,606
  2,500     Luminex Corp.*.....................       22,200
    400     Measurement Specialties, Inc.*.....       10,184
  3,400     Merit Medical Systems, Inc.*.......       51,952
  2,600     Millipore Corp.*...................      129,506
  1,800     Natus Medical, Inc.*...............       14,400
  6,000     Orasure Technologies, Inc.*........       40,320
    700     OrthoLogic Corp.*..................        4,375
  2,100     Possis Medical, Inc.*..............       28,308
  3,900     Quidel Corp.*......................       19,812
  3,800     Regeneration Technologies, Inc.*...       39,824
    600     ResMed, Inc.*......................       30,660
  1,200     Rita Medical Systems, Inc.*........        4,644
  1,400     Spectranetics Corp.*...............        7,869
  2,700     STAAR Surgical Co.*................       16,848
    700     Synovis Life Technologies, Inc.*...        7,567
    100     TriPath Imaging, Inc.*.............          897
    700     Utah Medical Products, Inc. .......       15,729

See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

18  Laudus Variable Insurance Trust Annual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, INSTRUMENTS continued
  1,900     Varian, Inc.*......................  $    77,919
    100     Vascular Solutions, Inc.*..........        1,002
                                                 -----------
                                                   2,026,321
                                                 -----------
            INSURANCE -- 3.0%
  6,500     Brown & Brown, Inc. ...............      283,075
  5,600     ChoicePoint, Inc.*.................      257,544
  1,030     Citizens, Inc.*....................        6,564
    700     CorVel Corp.*......................       18,746
  3,300     Hilb, Rogal & Hamilton Co. ........      119,592
  1,200     NDCHealth Corp. ...................       22,308
  2,200     PXRE Group Ltd. ...................       55,462
  6,500     RenaissanceRe Holdings Ltd. .......      338,520
    600     Transatlantic Holdings, Inc. ......       37,098
  7,000     U.S.I. Holdings Corp.*.............       80,990
  8,700     Willis Group Holdings Ltd. ........      358,179
                                                 -----------
                                                   1,578,078
                                                 -----------
            IT HARDWARE -- 4.7%
    700     Advanced Energy Industries,
              Inc.*............................        6,391
  1,200     Altera Corp.*......................       24,840
  1,200     ANADIGICS, Inc.*...................        4,500
  5,700     Aspect Communications Corp.*.......       63,498
  1,200     ATMI, Inc.*........................       27,036
  1,600     Avici Systems, Inc.*...............       14,480
  6,100     C-COR, Inc.*.......................       56,730
  3,200     California Micro Devices Corp.*....       22,688
  8,755     Cirrus Logic, Inc.*................       48,240
  1,000     COMARCO, Inc.*.....................        8,600
 17,200     Cypress Semiconductor Corp.*.......      201,756
  4,900     Ditech Communications Corp.*.......       73,255
    900     EMCORE Corp.*......................        3,141
  2,700     Energy Conversion Devices, Inc.*...       52,164
  4,800     ESS Technology, Inc.*..............       34,128
 13,900     Foundry Networks, Inc.*............      182,924
  3,400     Hutchinson Technology, Inc.*.......      117,538
    750     Ibis Technology Corp.*.............        2,775
  9,900     Integrated Circuit Systems,
              Inc.*............................      207,108
  4,300     Integrated Silicon Solution,
              Inc.*............................       35,260
  3,300     Intervoice, Inc.*..................       44,055
  3,100     KEMET Corp.*.......................       27,745
  7,200     Kulicke & Soffa Industries,
              Inc.*............................       62,064
  1,700     LTX Corp.*.........................       13,073
  2,800     Metalink Ltd.*.....................       15,792
  3,100     Micrel, Inc.*......................       34,162
  1,100     Micro Linear Corp.*................        5,423
  4,648     Microchip Technology, Inc. ........      123,916
  7,200     NVIDIA Corp.*......................      169,632
  2,800     Pericom Semiconductor Corp.*.......       26,404
 13,300     PMC-Sierra, Inc.*..................      149,625
  2,500     Power-One, Inc.*...................       22,300
 11,100     Rambus, Inc.*......................      255,299
  2,100     Semtech Corp.*.....................       45,927
  1,500     Sigmatel, Inc.*....................       53,295
    800     SIPEX Corp.*.......................        3,744
  9,916     Skyworks Solutions, Inc.*..........       93,508
    800     Supertex, Inc.*....................       17,360
    600     Teradyne, Inc.*....................       10,242

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, IT HARDWARE continued
  2,600     Universal Display Corp.*...........  $    23,400
  1,900     Vicor Corp. .......................       24,909
  4,500     Vitesse Semiconductor Corp.*.......       15,885
    800     Vyyo, Inc.*........................        6,888
  9,256     Westell Technologies, Inc.*........       62,941
  1,500     White Electronic Designs Corp.*....        9,495
                                                 -----------
                                                   2,504,136
                                                 -----------
            LAND & WATER TRANSPORTATION -- 0.5%
    842     GulfMark Offshore, Inc.*...........       18,751
  9,000     Kansas City Southern*..............      159,570
  3,525     Pacer International, Inc.*.........       74,942
                                                 -----------
                                                     253,263
                                                 -----------
            MAINFRAME & MINICOMPUTERS -- 0.1%
  5,900     Cray, Inc.*........................       27,494
  3,600     Omnicell, Inc.*....................       39,600
                                                 -----------
                                                      67,094
                                                 -----------
            METAL PRODUCTS & MACHINERY -- 3.6%
    150     Aaon, Inc.*........................        2,411
  7,800     AGCO Corp.*........................      170,742
 14,701     American Power Conversion Corp. ...      314,601
  2,300     Applied Films Corp.*...............       49,588
    300     CUNO, Inc.*........................       17,820
  9,300     Donaldson Co., Inc. ...............      302,994
  3,200     Engineered Support Systems,
              Inc. ............................      189,504
  2,300     Fedders Corp. .....................        8,326
  7,000     Federal Signal Corp. ..............      123,620
  2,200     Flowserve Corp.*...................       60,588
  4,000     FuelCell Energy, Inc.*.............       39,600
  6,500     Global Power Equipment Group,
              Inc.*............................       63,960
  1,289     Intevac, Inc.*.....................        9,745
    500     Milacron, Inc.*....................        1,695
    700     Paragon Technologies, Inc.*........        6,930
  7,300     Plug Power, Inc.*..................       44,603
  8,100     SPX Corp. .........................      324,486
    100     TransTechnology Corp.*.............          731
  4,300     Trinity Industries, Inc. ..........      146,544
  1,800     Wilson Greatbatch Technologies,
              Inc.*............................       40,356
                                                 -----------
                                                   1,918,844
                                                 -----------
            MISCELLANEOUS FINANCE -- 2.1%
 10,762     Ameritrade Holding Corp.*..........      153,036
  2,000     eSPEED, Inc., Class A*.............       24,740
  6,200     Investment Technology Group,
              Inc.*............................      124,000
 19,900     Janus Capital Group, Inc. .........      334,519
  1,400     Jefferies Group, Inc. .............       56,392
  2,000     LaBranche & Co., Inc.*.............       17,920
  5,800     W.P. Stewart & Co. Ltd. ...........      137,228
 10,600     Waddell & Reed Financial, Inc.,
              Class A..........................      253,234
    200     Westwood Holdings Group, Inc. .....        3,940
                                                 -----------
                                                   1,105,009
                                                 -----------

                         See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

                               Laudus Variable Insurance Trust Annual Report  19

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK continued
            OIL & COAL RESOURCES -- 0.5%
  4,800     Energen Corp. .....................  $   282,960
                                                 -----------
            OIL DISTRIBUTION -- 0.3%
  4,900     Headwaters, Inc.*..................      139,650
                                                 -----------
            OIL DRILLING & SERVICES -- 0.5%
  2,900     Cooper Cameron Corp.*..............      156,049
  2,300     ENSCO International, Inc. .........       73,002
    100     Helmerich & Payne, Inc. ...........        3,404
    300     Nabors Industries Ltd.*............       15,387
    500     Noble Corp.*.......................       24,870
                                                 -----------
                                                     272,712
                                                 -----------
            PHOTOOPTICAL, MICROS & OFFICE MACHINERY -- 1.7%
  4,400     Avid Technology, Inc.*.............      271,700
  7,100     Brocade Communications Systems,
              Inc.*............................       54,244
  3,000     Dot Hill Systems Corp.*............       23,520
  1,700     Echelon Corp.*.....................       14,348
  1,300     Fargo Electronics, Inc.*...........       19,486
    280     General Binding Corp.*.............        3,679
  3,500     Immersion Corp.*...................       25,515
  1,700     Interlink Electronics, Inc.*.......       16,082
 28,500     Maxtor Corp.*......................      151,050
    100     Nam Tai Electronics, Inc. .........        1,925
  4,600     Pinnacle Systems, Inc.*............       28,060
    637     SCM Microsystems, Inc.*............        3,109
 26,200     Western Digital Corp.*.............      284,007
                                                 -----------
                                                     896,725
                                                 -----------
            PUBLISHING, BROADCASTING & CINEMA -- 2.7%
     96     Beasley Broadcast Group, Inc.,
              Class A*.........................        1,683
  4,100     Crown Media Holdings, Inc., Class
              A*...............................       35,260
  1,900     Dow Jones & Co., Inc. .............       81,814
  3,600     E.W. Scripps Co., Class A..........      173,808
  1,000     Fisher Communications, Inc.*.......       48,880
  5,300     Journal Register Co.*..............      102,449
  2,700     Knight-Ridder, Inc. ...............      180,738
    700     McClatchy Co., Class A.............       50,267
  3,100     Pixar*.............................      265,391
  1,000     Quixote Corp. .....................       20,330
    900     Saga Communications, Inc., Class
              A*...............................       15,165
    474     Scholastic Corp.*..................       17,519
 12,100     Sinclair Broadcast Group, Inc.,
              Class A..........................      111,441
  5,000     Spanish Broadcasting System, Inc.,
              Class A*.........................       52,800
  6,600     Valassis Communications, Inc.*.....      231,066
  2,200     Young Broadcasting, Inc., Class
              A*...............................       23,232
                                                 -----------
                                                   1,411,843
                                                 -----------
            REAL ESTATE DEVELOPMENT -- 0.5%
  4,100     Forest City Enterprises, Inc.,
              Class A..........................      235,955
  1,200     Tejon Ranch Co.*...................       48,960
                                                 -----------
                                                     284,915
                                                 -----------

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK continued
            REAL ESTATE INVESTMENT TRUSTS -- 6.8%
    200     Alexander's, Inc.*.................  $    43,000
  1,400     Boston Properties, Inc. ...........       90,538
  3,100     BRE Properties, Inc., Class A......      124,961
  4,800     Camden Property Trust..............      244,800
  1,100     Catellus Development Corp. ........       33,660
  2,000     Cedar Shopping Centers Inc. .......       28,600
  3,600     CenterPoint Properties Trust.......      172,404
  4,600     Crescent Real Estate Equities
              Co. .............................       83,996
  1,600     Duke Realty Corp. .................       54,624
  3,100     Essex Property Trust, Inc. ........      259,780
  4,300     Federal Realty Investment Trust....      222,095
  2,900     FelCor Lodging Trust, Inc.*........       42,485
    400     First Industrial Realty Trust,
              Inc. ............................       16,292
  3,100     Gables Residential Trust...........      110,949
 12,700     General Growth Properties, Inc. ...      459,232
  6,700     Health Care REIT, Inc. ............      255,605
  2,000     Highwoods Properties, Inc. ........       55,400
  1,400     Mid-America Apartment Communities,
              Inc. ............................       57,708
  4,100     OMEGA Healthcare Investors,
              Inc. ............................       48,380
  1,100     Prime Group Realty Trust*..........        7,073
    700     Saul Centers, Inc. ................       26,775
  6,000     Shurgard Storage Centers, Inc.,
              Class A..........................      264,060
  2,200     Sun Communities, Inc. .............       88,550
  1,800     Tanger Factory Outlet Centers,
              Inc. ............................       47,628
  2,400     The Macerich Co. ..................      150,720
 12,900     United Dominion Realty Trust,
              Inc. ............................      319,920
  6,000     Washington Real Estate Investment
              Trust............................      203,220
  1,100     Weingarten Realty Investors........       44,110
                                                 -----------
                                                   3,556,565
                                                 -----------
            RESTAURANTS, HOTELS & THEATERS -- 2.8%
  8,400     Applebee's International, Inc. ....      222,180
  5,200     Brinker International, Inc.*.......      182,364
  2,900     Buca, Inc.*........................       20,184
    600     Buffalo Wild Wings, Inc.*..........       20,886
  4,200     Gaylord Entertainment Co.*.........      174,426
    200     Hilton Hotels Corp. ...............        4,548
  3,800     Krispy Kreme Doughnuts, Inc.*......       47,880
  4,600     Outback Steakhouse, Inc. ..........      210,588
  3,300     P.F. Chang's China Bistro, Inc.*...      185,955
  2,000     Panera Bread Co., Class A*.........       80,640
  6,800     Six Flags, Inc.*...................       36,516
  8,175     The Cheesecake Factory, Inc.*......      265,442
  2,000     Westwood One, Inc.*................       53,860
                                                 -----------
                                                   1,505,469
                                                 -----------
            RETAIL -- 6.2%
  5,900     99 Cents Only Stores*..............       95,344
 11,700     Carmax, Inc.*......................      363,285
    200     Chico's FAS, Inc.*.................        9,106
  4,800     Christopher & Banks Corp. .........       88,560
  2,600     Cost Plus, Inc.*...................       83,538
  8,200     Dillard's, Inc., Class A...........      220,334
  5,400     Dollar Tree Stores, Inc.*..........      154,872

See the accompanying notes to the financial statements.

Financial Statements--Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

20  Laudus Variable Insurance Trust Annual Report

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, RETAIL continued
  5,000     Family Dollar Stores, Inc. ........  $   156,150
  3,700     Fred's, Inc. ......................       64,380
    764     Fresh Brands, Inc. ................        5,921
    100     Gaiam, Inc.*.......................          615
  2,400     Great Atlantic & Pacific Tea
              Co.*.............................       24,600
  2,500     Group 1 Automotive, Inc.*..........       78,750
  1,300     Hibbet Sporting Goods, Inc.*.......       34,593
  6,582     Hot Topic, Inc.*...................      113,145
  1,700     Kirkland's, Inc.*..................       20,893
    175     Mothers Work, Inc.*................        2,383
  1,400     Pathmark Stores, Inc.*.............        8,134
  2,300     Payless ShoeSource, Inc.*..........       28,290
    200     PC Connection, Inc.*...............        1,904
 11,100     Pier 1 Imports, Inc. ..............      218,670
  1,000     PriceSmart, Inc.*..................        7,560
 12,800     Ross Stores, Inc. .................      369,535
 17,700     Saks, Inc. ........................      256,827
  1,500     Sonic Automotive, Inc. ............       37,200
  4,800     The Bombay Co., Inc.*..............       26,544
  6,500     Tiffany & Co. .....................      207,805
  1,500     Too, Inc.*.........................       36,690
  4,300     United Auto Group, Inc. ...........      127,237
  2,300     ValueVision Media, Inc., Class
              A*...............................       31,993
  1,100     Whitehall Jewellers, Inc.*.........        8,789
  3,400     Whole Foods Market, Inc. ..........      324,190
  2,700     Wilsons The Leather Experts,
              Inc.*............................       10,530
  3,200     Winn-Dixie Stores, Inc. ...........       14,560
                                                 -----------
                                                   3,232,927
                                                 -----------
            SOAPS & COSMETICS -- 0.1%
    700     Inter Parfums, Inc. ...............       11,130
    300     Katy Industries, Inc.*.............        1,554
  5,000     Playtex Products, Inc.*............       39,950
                                                 -----------
                                                      52,634
                                                 -----------
            SOFTWARE -- 6.5%
  6,346     ActivCard Corp.*...................       56,479
    400     Advent Software, Inc.*.............        8,192
  3,600     Affiliated Computer Services, Inc.,
              Class A*.........................      216,684
  2,100     Agile Software Corp.*..............       17,157
  3,100     Altiris, Inc.*.....................      109,833
  8,300     BEA Systems, Inc.*.................       73,538
  7,220     Citrix Systems, Inc.*..............      177,107
    300     Computer Programs & Systems,
              Inc. ............................        6,945
  4,700     Corillian Corp.*...................       23,124
  5,000     Digital Insight Corp.*.............       92,000
    900     Digital River, Inc.*...............       37,449
  4,800     DST Systems, Inc.*.................      250,176
     19     F5 Networks, Inc.*.................          926
  2,500     FactSet Research Systems, Inc. ....      146,100
  2,500     Fair Isaac Corp. ..................       91,700
 12,700     GTECH Holdings Corp. ..............      329,564
  7,300     Harris Interactive, Inc.*..........       57,670
  8,900     Identix, Inc.*.....................       65,682
    500     Imergent, Inc.*....................        7,575
  1,500     InterVideo, Inc.*..................       19,845

 SHARES                                             VALUE
------------------------------------------------------------
            COMMON STOCK, SOFTWARE continued
    471     Interwoven, Inc.*..................  $     5,124
  6,900     Jack Henry & Associates, Inc. .....      137,379
    400     Macromedia, Inc.*..................       12,448
  1,700     Manhattan Associates, Inc.*........       40,596
  3,120     Mercury Interactive Corp.*.........      142,116
  3,800     Nassda Corp.*......................       26,220
  1,950     National Instruments Corp. ........       53,138
  4,400     NIC, Inc.*.........................       22,352
    800     NYFIX, Inc.*.......................        4,952
  1,800     Online Resources Corp.*............       13,716
    200     Packeteer, Inc.*...................        2,890
  2,800     PC-Tel, Inc.*......................       22,204
    100     PDF Solutions, Inc.*...............        1,611
    300     PEC Solutions, Inc.*...............        4,251
  3,856     RealNetworks, Inc.*................       25,527
  7,900     Reynolds & Reynolds Co., Class A...      209,429
  5,300     Secure Computing Corp.*............       52,894
  2,400     Selectica, Inc.*...................        8,592
    900     SM&A*..............................        7,678
  1,400     Sohu.com, Inc.*....................       24,794
  5,200     SupportSoft, Inc.*.................       34,632
 14,100     Synopsys, Inc.*....................      276,642
    978     Syntel, Inc. ......................       17,154
  5,900     Tradestation Group, Inc.*..........       41,418
  3,000     TriZetto Group, Inc.*..............       28,500
 26,500     Unisys Corp.*......................      269,770
  1,300     VitalWorks, Inc.*..................        5,785
  5,850     WebEx Communications, Inc.*........      139,113
                                                 -----------
                                                   3,418,671
                                                 -----------
            TEXTILES & APPAREL -- 0.8%
  5,100     Cintas Corp. ......................      223,686
  1,900     Columbia Sportswear Co.*...........      113,259
    900     OshKosh B'Gosh, Inc., Class A......       19,260
  1,900     Oxford Industries, Inc. ...........       78,470
                                                 -----------
                                                     434,675
                                                 -----------
            WHOLESALE -- 1.5%
  6,500     Accredo Health, Inc.*..............      180,180
  7,000     AmerisourceBergen Corp. ...........      410,760
  1,910     D & K Healthcare Resources,
              Inc. ............................       15,433
  2,400     HealthExtras, Inc.*................       39,120
  2,235     Henry Schein, Inc.*................      155,645
    200     Priority Healthcare Corp., Class
              B*...............................        4,354
    100     Tech Data Corp.*...................        4,540
                                                 -----------
                                                     810,032
                                                 -----------
            TOTAL COMMON STOCK
              (PROCEEDS $43,226,932)...........   47,451,972
                                                 -----------
            RIGHTS -- 0.0%
            RETAIL -- 0.0%
  1,000     PriceSmart, Inc. ..................          373
                                                 -----------
            TOTAL RIGHTS (PROCEEDS $0).........          373
                                                 -----------
            TOTAL SECURITIES SOLD SHORT
              (PROCEEDS $43,226,932) -- 89.5%..  $47,452,345
                                                 ===========

---------------
*  Non-income producing security.

                         See the accompanying notes to the financial statements.

                               Laudus Variable Insurance Trust Annual Report  21

Financial Statements

Statement of Assets and Liabilities as of 12/31/04

                                                               LAUDUS ROSENBERG
                                                                   VIT VALUE
                                                               LONG/SHORT EQUITY
                                                                     FUND
                                                               -----------------
ASSETS:
Investments, at cost........................................      $44,486,603
                                                                  ===========
Investments, at value.......................................      $47,805,545
Repurchase agreements, at amortized cost....................        5,750,030
                                                                  -----------
    Total Investments.......................................       53,555,575
                                                                  -----------
Deposits with broker and custodian bank for securities sold
  short.....................................................       46,579,960
Dividends and interest receivable...........................           89,203
Receivable for securities sold short........................          966,491
Receivable for investments sold.............................          256,443
Receivable from Manager.....................................           21,513
Prepaid expenses............................................            1,477
                                                                  -----------
    Total Assets............................................      101,470,662
                                                                  -----------
LIABILITIES:
Securities sold short, proceeds.............................      $43,226,932
                                                                  ===========
Securities sold short.......................................      $47,452,345
Payable for investments purchased...........................          297,080
Payable to cover securities sold short......................          386,188
Accrued expenses and other liabilities:
  Manager fees..............................................           64,473
  Distribution fees.........................................           10,745
  Other accrued expenses....................................          214,478
                                                                  -----------
    Total Liabilities.......................................       48,425,309
                                                                  -----------
NET ASSETS..................................................      $53,045,353
                                                                  ===========
NET ASSETS CONSIST OF:
Capital.....................................................      $52,150,384
Accumulated net realized gains/(losses) on investments......       (3,948,590)
Net unrealized appreciation/(depreciation) on investments...        4,843,559
                                                                  -----------
NET ASSETS..................................................      $53,045,353
                                                                  ===========
Shares Outstanding..........................................        5,309,474
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................      $      9.99
                                                                  ===========

See the accompanying notes to the financial statements.

22  Laudus Variable Insurance Trust Annual Report

Financial Statements

Statement of Operations for the year ended 12/31/04

                                                               LAUDUS ROSENBERG
                                                                   VIT VALUE
                                                               LONG/SHORT EQUITY
                                                                     FUND
                                                               -----------------
INVESTMENT INCOME:
  Dividends.................................................      $   371,274
  Interest..................................................          355,442
                                                                  -----------
    Total Investment Income.................................          726,716
                                                                  -----------
EXPENSES:
  Manager fees..............................................          459,781
  Administration fees.......................................            7,604
  Distribution and Shareholder Services fees................           76,630
  Fund accounting fees......................................           65,263
  Professional fees.........................................          139,903
  Custodian fees............................................           18,602
  Printing fees.............................................          125,019
  Dividend expense for securities sold short................          353,950
  Other expenses............................................           11,685
                                                                  -----------
    Total expenses before waivers/reimbursements............        1,258,437
    Less expenses waived/reimbursed by the Manager..........         (294,511)
                                                                  -----------
    Net Expenses............................................          963,926
                                                                  -----------
  NET INVESTMENT INCOME/(LOSS)..............................         (237,210)
                                                                  -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
    Net realized gains/(losses) on securities...............       (3,009,690)
    Net realized gains/(losses) on securities sold short....          158,787
    Change in net unrealized appreciation/(depreciation) on
      investments...........................................        4,028,240
                                                                  -----------
  NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
    INVESTMENTS.............................................        1,177,337
                                                                  -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $   940,127
                                                                  ===========

                         See the accompanying notes to the financial statements.

                               Laudus Variable Insurance Trust Annual Report  23

Financial Statements

Statements of Changes in Net Assets

                                                        LAUDUS ROSENBERG
                                                           VIT VALUE
                                                     LONG/SHORT EQUITY FUND
                                          --------------------------------------------
                                                                     FOR THE PERIOD
                                               YEAR ENDED            MAY 1, 2003 TO
                                           DECEMBER 31, 2004       DECEMBER 31, 2003
                                          --------------------    --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss)..........      $   (237,210)           $    (53,214)
  Net realized gains/(losses) from
    investments.........................        (2,850,903)             (1,081,812)
  Change in unrealized
    appreciation/(depreciation) from
    investments.........................         4,028,240                 815,319
                                              ------------            ------------
    Change in net assets resulting from
      operations........................           940,127                (319,707)
                                              ------------            ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        69,840,991              22,290,931
  Value of shares redeemed..............       (27,244,136)            (12,462,853)
                                              ------------            ------------
    Change in net assets resulting from
      capital transactions..............        42,596,855               9,828,078
                                              ------------            ------------
Change in net assets....................        43,536,982               9,508,371
                                              ------------            ------------
NET ASSETS:
  Beginning of period...................         9,508,371                      --
                                              ------------            ------------
  End of period.........................      $ 53,045,353            $  9,508,371
                                              ============            ============
SHARE TRANSACTIONS:
Class 2:
  Shares sold...........................         7,094,233               2,281,031
  Shares redeemed.......................        (2,771,248)             (1,294,542)
                                              ------------            ------------
Change in Shares........................         4,322,985                 986,489
                                              ============            ============

See the accompanying notes to the financial statements.

24  Laudus Variable Insurance Trust Annual Report

Financial Statements

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                            FOR THE YEAR         FOR THE PERIOD
                                                ENDED          MAY 1, 2003(1) TO
                                          DECEMBER 31, 2004    DECEMBER 31, 2003
                                          -----------------   --------------------
CLASS 2
VIT VALUE LONG/SHORT EQUITY FUND
Net asset value, beginning of period....       $  9.64              $ 10.00
Investment activities:
  Net investment income/(loss)..........         (0.04)               (0.05)(5)
  Net realized and unrealized
    gains/(losses) on investments.......          0.39                (0.31)
                                               -------              -------
  Total from investment activities......          0.35                (0.36)
                                               -------              -------
Net asset value, end of period..........       $  9.99              $  9.64
                                               =======              =======
Total return(2).........................          3.63%               (3.60)%
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets at end of period (000's).....       $53,045              $ 9,508
Net investment income/(loss) net of
  waivers/reimbursements(3) (4).........         (0.77)%              (0.90)%
Expenses before
  waivers/reimbursements(3) (4).........          4.10%                7.55%
Expenses net of
  waivers/reimbursements(3) (4).........          3.14%                2.98%
Expenses (excluding dividend expense)
  net of waivers/reimbursements(3)......          1.99%                2.00%
Portfolio turnover rate.................         89.39%              130.89%

---------------

(1) Commencement of operations.

(2) Not annualized for periods less than one year.

(3) Annualized for periods less than one year.

(4) Includes dividend expense.

(5) Calculated based on the average shares outstanding during the period.

                         See the accompanying notes to the financial statements.

                               Laudus Variable Insurance Trust Annual Report  25

Financial Statements

Notes to Financial Statements as of December 31, 2004

1. ORGANIZATION.

Laudus Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 2, 1998. The Trust is an open-end diversified management investment company offering one portfolio:
Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). Class 1 Shares are not offered. The Fund currently offers only Class 2 Shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its' financial statements.

SECURITY VALUATION

The Fund uses approved pricing services to provide values for its' portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the New York Stock Exchange that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Changes in holding of portfolio securities are reflected no later than on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date. Interest income is recorded as earned and includes premium amortization and discount accretion.

REAL ESTATE INVESTMENT TRUSTS

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund buys a security from another party (usually a financial institution) with the agreement that the security will be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The Fund has one repurchase agreement. It is currently fully collateralized by a U.S. Treasury Note. All collateral is held by the Fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

SHORT SALES

The Fund is authorized to engage in short sales. Short sales are transactions in which the Fund sells a security it

Financial Statements--Notes to Financial Statements continued

26  Laudus Variable Insurance Trust Annual Report

does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed the market value of securities sold short recorded in the Statement of Assets and Liabilities. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account at the Custodian with cash, U.S. Government Securities and/or securities held long to sufficiently cover its short positions on a daily basis. The collateral for the securities sold short includes the Deposits with Broker and Custodian bank as shown in the Statement of Assets and Liabilities and the securities held long as shown in the Statement of Portfolio Investments. Interest accrued or dividends paid on Securities Sold Short are recorded as an expense on the Fund's records.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions are made annually on a tax basis, which may differ from distribution amounts determined under accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for REITs and wash sales for book and tax purposes.

RECLASSIFICATIONS

Permanent book and tax basis differences will result in reclassifications to capital accounts for such items as net operating losses, disposition of partnership interests, and equalization payments. As of December 31, 2004, the following reclassifications have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                        ACCUMULATED NET
                                        REALIZED LOSSES
                        ACCUMULATED     ON INVESTMENTS
                       NET INVESTMENT   AND SECURITIES
                           INCOME         SOLD SHORT
                       --------------   ---------------
Laudus Rosenberg VIT
  Value Long/ Short
  Equity Fund            $ 237,210         $(12,551)

FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

3. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICE AGREEMENTS.

The Trust's Board of Trustees oversees the general activities of the Trust and the Fund.

Charles Schwab Investment Management, Inc. ("CSIM" or the "Manager") is the investment manager of the Fund and manages the Fund's business, subject to the supervision of the Board of Trustees. AXA Rosenberg Investment Management LLC ("AXA Rosenberg"), the Fund's sub-adviser, provides day-to-day portfolio management services to the Fund, subject to the supervision of CSIM.

The Fund pays CSIM an advisory fee for these services on a monthly basis. CSIM -- and not the Fund -- pays a portion of the advisory fee it receives to AXA Rosenberg in return for its services.

The table below sets forth the advisory fee payable to CSIM by the Fund.

                                            AGREEMENT
                                              RATE
                                            ---------
Laudus Rosenberg VIT Value Long/Short
  Equity Fund............................     1.50%

CSIM has contractually agreed to reduce its management fees and bear certain expenses, excluding extraordinary expenses, dividends on securities sold short and, distribu-

Financial Statements--Notes to Financial Statements continued

                               Laudus Variable Insurance Trust Annual Report  27

tion and shareholder service fees, until at least December 31, 2007.

                         EXPENSE RATIO       EXPENSE RATIO
                           PRIOR TO            BEGINNING
                       JANUARY 30, 2004*   JANUARY 30, 2004*
                       -----------------   -----------------
Laudus Rosenberg VIT
  Value Long/ Short
  Equity Fund........        2.00%               1.99%

---------------

* Reflects contractual limitations by Manager to waive its management fee and/or bear certain expenses, excluding dividend expense.

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next three fiscal years by the Fund to the extent that the repayment will not cause the Fund's net expenses to exceed the current limit as stated in CSIM's contractual undertaking during the respective year.

As of December 31, 2004, the balance of recoupable expense is as follows:

                                              EXPIRES
                                             12/31/07*
                                             ---------
Laudus Rosenberg VIT Value Long/Short
  Equity Fund.............................   $271,084

---------------

* Waivers and reimbursements made prior to January 30, 2004 expired.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, based upon the following schedule: 0.00% of average daily net assets of the Trust from $0 to $25 million, 0.09% of average daily net assets from $25 million to $500 million, 0.07% on the next $500 million of average daily net assets, and 0.04% of average daily net assets over $1 billion.

BISYS also serves the Fund as fund accountant and transfer agent. Under the terms of separate agreements, BISYS is entitled to receive a fixed fee per Fund for accounting and a per account fee, subject to a minimum charge, for transfer agent services, including reimbursement of certain expenses. BISYS may, from time to time, perform additional services for which it will receive additional fees.

The Trust has adopted a Distribution and Shareholder Service Plan with respect to its Class 2 Shares pursuant to Rule 12b-1 under the 1940 Act. The Class 2 Shares of the Fund are sold on a continuous basis by the Trust's Distributor, Laudus Distributor, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Fund pays the Distributor for expenses primarily intended to result in the sale of the Class 2 Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Class 2 Shares.

Interested Trustees and Officers of the Trust do not receive compensation from the Trust. Each Independent Trustee received a retainer of $400 (plus additional fees for each meeting attended). Effective April 1, 2004 the Board approved a change to the retirement policy in recognition of services provided by the independent Trustees of the Boards of the Laudus Trust and the Laudus Variable Insurance Trust, adding a lump sum payment at retirement based on their years of service. After completing at least five years of service, a Trustee is eligible for the lump sum benefit equal to $10,000 multiplied by the combined number of years of service (as of the retirement date) on the Board.

4. SECURITY PURCHASES AND SALES.

For the year ended December 31, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                PURCHASES       SALES
                                ---------    -----------
Laudus Rosenberg VIT
  Value Long/Short Equity
  Fund.......................  $55,629,930   $24,606,141

5. FEDERAL INCOME TAXES.

As of the tax year end of December 31, 2004, the following is the net capital loss carryforward, which is available to offset future realized gains.

                       EXPIRES
                         2011        2012          TOTAL
                       --------   -----------   -----------
Laudus Rosenberg VIT
  Value Long/ Short
  Equity Fund........  $617,013   $ 2,527,100   $ 3,144,113

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period ended

Financial Statements--Notes to Financial Statements continued

28  Laudus Variable Insurance Trust Annual Report

December 31, 2004, the Fund deferred to January 1, 2005 post October capital losses of:

                                           CAPITAL LOSS
                                           ------------
Laudus Rosenberg VIT Value Long/Short
  Equity Fund...........................     $732,969

As of December 31, 2004, the components of distributable earnings/accumulated earnings on a tax basis were as follows:

                                                                                  ACCUMULATED
                                    UNDISTRIBUTED   UNDISTRIBUTED                 CAPITAL AND                     TOTAL
                                      ORDINARY        LONG-TERM     ACCUMULATED      OTHER       UNREALIZED    ACCUMULATED
                                       INCOME       CAPITAL GAINS    EARNINGS       LOSSES      APPRECIATION    EARNINGS
                                    -------------   -------------   -----------   -----------   ------------   -----------
Laudus Rosenberg VIT Value Long/
  Short Equity Fund...............       $--             $--            $--       $(3,877,082)  $  4,772,051    $894,969

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the return of capital adjustments from REITs, and unrealized gains/(losses) on investments in passive foreign investment companies.

6. MATERIAL EVENTS.

In December 2003, the Trust's Board of Trustees and the Fund's majority shareholder approved, among other matters: (i) the appointment of Charles Schwab Investment Management Inc. as the Investment Advisor to the AXA Rosenberg VIT Value Long/Short Equity Fund; (ii) the appointment of AXA Rosenberg Investment Management LLC as the day-to-day portfolio manager of the Fund through a sub-advisory relationship; and (iii) certain changes to the Board of Trustees. These new arrangements were implemented on January 30, 2004, and in connection with CSIM's new role, the Fund was re-branded the Laudus Rosenberg VIT Value Long/Short Equity Fund. There was no change to the Fund's investment strategy, which utilizes AXA Rosenberg's proprietary stock selection and risk models to identify potential holdings and build portfolios. The same team at AXA Rosenberg is still responsible for overseeing the investment process and ensuring its consistent application to the Fund. It is expected that the Fund's share class offerings and fees will remain the same. An Information Statement providing additional details about such matters was sent to shareholders of the Fund in December 2003. Also implemented on January 30, 2004 was a change in the name of the distributor to "Laudus Distributor, Inc." As of March 30, 2004, the Trust changed its name to the "Laudus Variable Insurance Trust". Class 1 Shares are not offered. The Fund currently offers only Class 2 Shares.

                               Laudus Variable Insurance Trust Annual Report  29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Laudus Variable Insurance Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of portfolio investments and the statement of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund") at December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 22, 2005

30  Laudus Variable Insurance Trust Annual Report

Trustees and Officers of Laudus Variable Insurance Trust as of 12/31/04

INTERESTED TRUSTEE:
-------------------------------------------------------------------------------------------------------------------
Name, Address* and                                             Number of
Age of Trustee; (Term                                          Portfolios in
of Office** and Length  Principal Occupation(s)                Fund Complex
of Time Served)         During Past Five Years                 Overseen       Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------------------
Jeffrey M. Lyons(##)    Executive Vice President, Active       10(#)          Mr. Lyons is also a Trustee of the
49                      Trader, Charles Schwab & Co., Inc.,                   Laudus Trust.
(since 1/04)            July 2004 to present; Executive Vice
                        President, Asset Management Products
                        and Services, Charles Schwab & Co.,
                        Inc., September 2001 to July 2004.
                        Prior to September 2001, Mr. Lyons
                        was Executive Vice President, Mutual
                        Funds, Charles Schwab & Co., Inc.
INDEPENDENT TRUSTEES:
-------------------------------------------------------------------------------------------------------------------
Mariann Byerwalter(+)   Chairman of JDN Corporate Advisory     63             Ms. Byerwalter is also a Trustee of
44                      LLC. From 1996 to 2001, Ms.                           the Laudus Trust, The Charles Schwab
(since 1/04)            Byerwalter was the Vice President for                 Family of Funds, Schwab Investments,
                        Business Affairs and Chief Financial                  Schwab Annuity Portfolios and Schwab
                        Officer of Stanford University and,                   Capital Trust. She is on the Board of
                        in 2001, Special Adviser to the                       Trustees of Stanford University,
                        President Stanford University.                        America First Companies, Omaha, NE
                                                                              (venture capital/fund management),
                                                                              Redwood Trust, Inc. (mortgage
                                                                              finance), Stanford Hospitals and
                                                                              Clinics, SRI International
                                                                              (research), PMI Group, Inc. (mortgage
                                                                              insurance) and Lucile Packard
                                                                              Children's Hospital.
-------------------------------------------------------------------------------------------------------------------
William A. Hasler(+)    Until February 2004, Co-Chief          63             Mr. Hasler is also a Trustee of the
63                      Executive Officer, Aphton Corporation                 Laudus Trust, The Charles Schwab
(since 1/04)            (bio- pharmaceuticals). Prior to                      Family of Funds, Schwab Investments,
                        August 1998, Mr. Hasler was Dean of                   Schwab Annuity Portfolios and Schwab
                        the Haas School of Business at the                    Capital Trust. He is on the Board of
                        University of California, Berkeley                    Directors of Solectron Corporation
                        (higher education).                                   and is the Non-Executive Chairman
                                                                              (manufacturing). He is also on the
                                                                              Board of Directors of Aphton
                                                                              Corporation (bio-pharmaceuticals),
                                                                              Mission West Properties (commercial
                                                                              real estate) and Stratex Networks (a
                                                                              network equipment corporation).
-------------------------------------------------------------------------------------------------------------------
Nils H. Hakansson(+)    Sylvan C. Coleman Professor of         10(#)          Mr. Hakansson is also a Trustee of
67                      Finance and Accounting, Haas School                   the Laudus Trust.
(since 1/98)            of Business, University of
                        California, Berkeley, July 1969 to
                        June 2003.

(*) The mailing address of each of the Trustees is c/o Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

(**)  There is no stated term of office for the Trustees of the Trust.

(***) This includes 53 SchwabFunds, 9 series of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust.

(#) This includes 9 series of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust.

(##) Mr. Lyons is an "interested person," as defined in the 1940 Act, because he is an officer and employee of Charles Schwab & Co.

(+)   Member of the Audit Committee.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon written request, or by calling toll-free 1.866.452.8387.

Trustees and Officers of Laudus Variable Insurance Trust continued

                               Laudus Variable Insurance Trust Annual Report  31

OFFICERS OF LAUDUS VARIABLE INSURANCE TRUST:

-------------------------------------------------------------------------------------------------------------------
Name, Address(*) and
Age of Officer; (Term of
Office(**) and Length         Position with
of Time Served)               the Trust                Principal Occupations During Past Five Years
-------------------------------------------------------------------------------------------------------------------
Jana Thompson, 45             President and            Senior Vice President, Charles Schwab & Co., Inc. and CSIM,
(1/04-present)                Chief Executive Officer  February 2004 to present; Vice President, Charles Schwab &
                                                       Co., Inc., 2000 to February 2004; Managing Director,
                                                       High-Yield Sales, Fleet Securities, Inc., 1998 to 1999.
-------------------------------------------------------------------------------------------------------------------
Randall Fillmore, 44          Chief Compliance         Senior Vice President, Institutional Compliance and Chief
(9/04-present)                Officer                  Compliance Officer, CSIM, September 2004 to present; Vice
                                                       President, Charles Schwab & Co., Inc., and CSIM, 2002 to
                                                       2003; Vice President of Internal Audit, Charles Schwab &
                                                       Co., Inc., 2000 to 2002. Prior to 2000, with
                                                       PricewaterhouseCoopers.
-------------------------------------------------------------------------------------------------------------------
Jeffrey Mortimer, 41          Vice President and       Senior Vice President and Chief Investment Officer,
(6/04-present)                Chief Investment         equities, CSIM, May 2004 to present; Vice President CSIM,
                              Officer                  1999 to May 2004.
-------------------------------------------------------------------------------------------------------------------
Bill Thomas, 42               Vice President           Senior Vice President, Charles Schwab & Co., Inc., Asset
(6/04-present)                                         Management Products and Services and Fund Administration,
                                                       May 2000 to present; Managing Director, Scudder Kemper
                                                       Investments, 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Alison Baur, 40               Chief Legal Officer      Vice President, Charles Schwab & Co., Inc. since June 1999;
(1/04-present)                                         Associate General Counsel, Charles Schwab & Co., Inc. since
                                                       2003; Senior Corporate Counsel, Charles Schwab & Co., Inc.,
                                                       June 1999 to 2003; Chief Legal Officer & Secretary,
                                                       Excelsior Funds, 2001 to 2004; Chief Legal Officer,
                                                       Excelsior Directional Hedge Fund and Excelsior Private
                                                       Equity Funds, 2001 to 2004.
-------------------------------------------------------------------------------------------------------------------
David Rosenberg, 40           Vice President           Vice President, Investment Administration, CSIM, December
(6/04-present)                                         2001 to Present; Director of Investment Management, CSIM,
                                                       1998 to December 2001.
-------------------------------------------------------------------------------------------------------------------
Alice Schulman, 54            Clerk                    Vice President & Assistant Secretary, CSIM, 2003 to present;
(1/04-present)                                         Assistant Secretary, The Charles Schwab Bank, N.A., 2003 to
                                                       present; Assistant Secretary, SchwabFunds, 2000 to present;
                                                       Director, Project Management, CSIM, 2000 to 2003;
                                                       Consultant, 1998 to 2000.
-------------------------------------------------------------------------------------------------------------------
Troy Sheets, 33               Chief Financial Officer  Vice President of Financial Services, BISYS Fund Services,
(9/02-present)                                         2002 to present; Senior Manager, KPMG LLP, 2000 to 2002;
                                                       Manager, KPMG LLP, 1998 to 2000.
-------------------------------------------------------------------------------------------------------------------
Elizabeth Lawrence, 44        Vice President           Senior Vice President, BISYS Fund Services, 2001 to present;
(9/02-present)                                         Vice President and Senior Manager, Client Services and
                                                       Operations, PFPC, Inc., May 2000 to 2001; Director of Client
                                                       Services, PFPC, Inc., 1997 to May 2000.
-------------------------------------------------------------------------------------------------------------------
Alaina V. Metz, 37            Assistant Clerk          Chief Administrative Officer, BISYS Fund Services, 1995 to
(6/99-present)                                         present.

(*) The mailing address of each of the officers is c/o Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

(**) There is no stated term of office for the officers of the Trust.

32  Laudus Variable Insurance Trust Annual Report

Definitions, Terms and Other Information

90 DAY T-BILL is a short-term discounted, government debt instrument of 90 days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

ALPHA is a measure of a fund's risk-adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund's manager. It is calculated by measuring the difference between a fund's actual returns and its expected performance given its level of market risk as measured by beta.

BETA is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

FINANCIAL LEVERAGE is one of several risk factors commonly used to attribute a portfolio's return relative to its benchmark. Specifically, financial leverage measures the financial leverage of a company relative to market and is expressed in number of standard deviations away from market mean. In general, the higher reading on the risk index, the more leveraged the company is relative to market.

GDP, OR GROSS DOMESTIC PRODUCT, is the market value of the goods and services produced by labor and property in the United States.

PRICE EARNINGS RATIO is the price of a stock divided by its historical earnings per share.

PRICE TO BOOK compares the stock's market value to the value of the total assets less the total liabilities.

PRICE TO CASH FLOW is the price of a stock dividend by its reported cash flow per share.

RELATIVE STRENGTH is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

RETURN ON EQUITY represents the amount earned on a company's common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

TRADING ACTIVITY is one of several risk factors commonly used to attribute a portfolio's return relative to its benchmark. Specifically, trading activity measures a stock's trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudusfunds.com, the Securities and Exchange Commission's website at www.sec.gov., or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudusfunds.com, or the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund files its complete statement of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a Fund's most recent Form N-Q is also available at www.laudusfunds.com.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 12 (a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS NILS H. HAKANSSON, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
                           2003:$16,000     2004:$26,525
         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
                           2003:$2,000      2004:$0
             Fees for 2003 relate to the review of tax provisions.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


                           2003:$3,500      2004:$3,675
Fees for 2003 are for preparation and review of tax returns. Fees for 2004 are for preparation and review of tax returns and review of excise distribution.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                           2003:$0          2004:$0
(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             REGISTRANT'S AUDIT COMMITTEE MEETS WITH THE PRINCIPAL ACCOUNTANTS AND MANAGEMENT TO REVIEW AND PRE-APPROVE ALL AUDIT SERVICES TO BE PROVIDED BY THE PRINCIPAL ACCOUNTANTS. THE AUDIT COMMITTEE SHALL PRE-APPROVE ALL AUDITING SERVICES AND PERMISSIBLE NON-AUDIT SERVICES (E.G., TAX SERVICES) TO BE PROVIDED TO THE FUNDS BY THE AUDITOR, INCLUDING THE FEES THEREFOR AND HAS NOT ADOPTED PRE-APPROVAL POLICIES AND PROCEDURES AS DESCRIBED IN RULE 2-01(c)(7)(i)(B) OF REG. S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                           2003:0%           2004:0%
         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

                                Not applicable.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                           2003:$259,516    2004:$142,802
         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

              IN REGARDS TO ITEM 4(g), THE AUDIT COMMITTEE CONSIDERED THE NONAUDIT SERVICES RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER, AND BELIEVES THE PRINCIPAL ACCOUNTANTS INDEPENDENCE HAS NOT BEEN COMPROMISED.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE FOR TRUST - NOT A LISTED REGISTRANT.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
NOT APPLICABLE - COMPLETE SCHEDULE OF INVESTMENTS IS INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other.
Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE - DISCLOSURE ONLY REQUIRED FOR CLOSED-END FUNDS.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE - DISCLOSURE ONLY REQUIRED FOR CLOSED-END FUNDS.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE - DISCLOSURE ONLY REQUIRED FOR CLOSED-END FUNDS AND AFFILIATED PURCHASERS.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NO MATERIAL CHANGES.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY EFFECTIVE TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Laudus Variable Insurance Trust
            --------------------------------------------------------------------

By (Signature and Title)*         /s/  Troy A. Sheets, CFO
                         -------------------------------------------------------

Date     2/22/05
    ----------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/  Troy A. Sheets, CFO
                         -------------------------------------------------------

Date     2/22/05
    ----------------------------------------------------------

By (Signature and Title)*         /s/  Jana D. Thompson, President
                         -------------------------------------------------------

Date     2/22/05
    ----------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.